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                                                           [MORGAN STANLEY LOGO]

Morgan Stanley Fund of Funds
Domestic Portfolio and International Portfolio

A MUTUAL FUND THAT CONSISTS OF TWO SEPARATE PORTFOLIOS
THE DOMESTIC PORTFOLIO SEEKS
TO MAXIMIZE TOTAL INVESTMENT RETURN
THE INTERNATIONAL PORTFOLIO SEEKS
LONG-TERM CAPITAL APPRECIATION

                                                                   [COVER PHOTO]

                                                  Prospectus - November 29, 2002

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
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                Contents

The Fund                  OVERVIEW ...................................................                   1
                          THE DOMESTIC PORTFOLIO .....................................                   1
                          INVESTMENT OBJECTIVE .......................................                   1
                          PRINCIPAL INVESTMENT STRATEGIES ............................                   1
                          PRINCIPAL RISKS ............................................                  13
                          PAST PERFORMANCE ...........................................                  18
                          FEES AND EXPENSES ..........................................                  20
                          ADDITIONAL RISK INFORMATION ................................                  22
                          THE INTERNATIONAL PORTFOLIO ................................                  23
                          INVESTMENT OBJECTIVE .......................................                  23
                          PRINCIPAL INVESTMENT STRATEGIES ............................                  23
                          PRINCIPAL RISKS ............................................                  26
                          PAST PERFORMANCE ...........................................                  30
                          FEES AND EXPENSES ..........................................                  31
                          ADDITIONAL RISK INFORMATION ................................                  32
                          FUND MANAGEMENT ............................................                  34

Shareholder Information   PRICING PORTFOLIO SHARES ...................................                  35
                          HOW TO BUY SHARES ..........................................                  35
                          HOW TO EXCHANGE SHARES .....................................                  36
                          HOW TO SELL SHARES .........................................                  38
                          DISTRIBUTIONS ..............................................                  39
                          TAX CONSEQUENCES ...........................................                  40
                          SHARE CLASS ARRANGEMENTS ...................................                  41

Financial Highlights      ............................................................                  48

Morgan Stanley Funds      ............................................................   INSIDE BACK COVER

                          THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND.
                          PLEASE READ IT CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

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[Sidebar]
TOTAL RETURN
An investment objective having the goal of selecting securities with the potential to rise in price and pay out income.
[End Sidebar]
               Overview

                    Morgan Stanley Fund of Funds is an open-end, non-diversified mutual fund that consists of two separate portfolios (each, a "Portfolio") --

                    - Domestic Portfolio
                    - International Portfolio

                    Each Portfolio invests primarily in shares of other Morgan Stanley Funds (the "Underlying Funds"). Beginning on this page is a summary of each Portfolio.

               The Domestic Portfolio

[ICON]              INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The Domestic Portfolio seeks to maximize total investment return.

[ICON]              PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Domestic Portfolio normally invests at least 80% of its assets in shares of the Underlying Funds described below.
                    These Underlying Funds are intended to give the Portfolio broad exposure to the U.S. equity and fixed-income markets.
                    At any time the Portfolio's "Investment Manager," Morgan
                    Stanley Investment Advisors Inc., may add or substitute
                    Underlying Funds in which the Portfolio may invest. In deciding how to allocate the Portfolio's assets among the selected Underlying Funds, the Investment Manager considers its outlook for the U.S. economy and financial markets, and the relative market valuations of the Underlying Funds. The
                    Portfolio normally expects to invest between 50%-100% of its net assets in Underlying Funds which invest primarily in equity securities and between 0%-50% of its net assets in Underlying Funds which invest primarily in fixed-income securities. There are no minimum or maximum percentages in which the Portfolio must invest in any Underlying Fund.

                    THE UNDERLYING MORGAN STANLEY FUNDS

                    The following is a brief summary of the investment objectives and principal investment strategies of the Underlying Funds that the Investment Manager presently considers for investment. The Portfolio's Investment Manager also serves as the Investment Manager to each of the Underlying Funds. For a complete description of an Underlying Fund, please see its prospectus, which is available free of charge by calling toll free 1-866-MORGAN8.

                                                                               1
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                    AGGRESSIVE EQUITY FUND
                    ------------------------------------------------------------

                          Investment Objective                Capital growth.
                                                              -------------------------------------------------------
                          Principal Investment Strategy       Normally invests at least 80% of its assets in common
                                                              stocks and other equity securities (which may include
                                                              preferred stock, depositary receipts and securities
                                                              convertible into common stock) of U.S. or foreign
                                                              companies that offer the potential for superior
                                                              earnings growth in the opinion of the fund's Investment
                                                              Manager. The Investment Manager utilizes a process,
                                                              known as sector rotation, that emphasizes industry
                                                              selection over individual company selection. The fund
                                                              also may invest in foreign securities, fixed-income
                                                              securities, and options and futures.

                    AMERICAN OPPORTUNITIES FUND
                    ------------------------------------------------------------

                          Investment Objective                Long-term capital growth consistent with an effort to
                                                              reduce volatility.
                                                              -------------------------------------------------------
                          Principal Investment Strategy       Normally invests at least 65% of its assets in a
                                                              diversified portfolio of common stocks (including
                                                              depositary receipts). The fund's Investment Manager
                                                              invests in companies that it believes have earnings
                                                              growth potential. The Investment Manager utilizes a
                                                              process, known as sector rotation, that emphasizes
                                                              industry selection over individual company selection.
                                                              The fund also may invest in convertible, preferred and
                                                              fixed-income securities, options and futures, and
                                                              foreign securities.

                    BIOTECHNOLOGY FUND
                    ------------------------------------------------------------

                          Investment Objective                Long-term capital appreciation.
                                                              -------------------------------------------------------
                          Principal Investment Strategy       Normally invests at least 80% of net assets, including
                                                              any borrowing for investment purposes, in common stocks
                                                              (including depositary receipts) and other equity
                                                              securities, including convertible securities, of
                                                              biotechnology companies throughout the world. Up to 15%
                                                              of the fund's net assets may be invested in convertible
                                                              securities rated below investment grade. The fund's
                                                              investments may include securities issued in initial
                                                              public offerings ("IPOs") and equity securities of
                                                              privately owned biotechnology companies that, in the
                                                              view of the fund's Investment Manager, either plan or
                                                              appear likely to conduct an IPO in the foreseeable
                                                              future. Such investments are generally referred to as
                                                              venture capital investments. The fund also may invest
                                                              in equity securities of non-biotechnology companies and
                                                              investment grade fixed-income securities.

 2
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                    CAPITAL OPPORTUNITIES TRUST
                    ------------------------------------------------------------

                          Investment Objective                Long-term capital appreciation.
                                                              -------------------------------------------------------
                          Principal Investment Strategy       Normally invests at least 65% of its assets in a
                                                              portfolio of common stocks and convertible securities
                                                              of medium-sized companies with market capitalizations,
                                                              at the time of purchase, within the capitalization
                                                              range of companies comprising the Standard & Poor's
                                                              Mid-Cap 400 Index, which capitalization range is
                                                              approximately between $47 million and $7.5 billion as
                                                              of October 31, 2002. The fund's Investment Manager
                                                              invests the fund's assets in companies that it believes
                                                              exhibit above-average earnings growth prospects and
                                                              attractive stock market valuations. In addition, the
                                                              fund may invest in equity securities of small or large
                                                              companies, foreign securities and investment grade
                                                              fixed-income securities.

                    CONVERTIBLE SECURITIES TRUST
                    ------------------------------------------------------------

                          Investment Objective                High level of total return on its assets through a
                                                              combination of current income and capital appreciation.
                                                              -------------------------------------------------------
                          Principal Investment Strategy       Normally invests at least 80% of its assets in
                                                              convertible securities. The fund's convertible
                                                              securities may include lower rated fixed-income
                                                              securities commonly known as "junk bonds," and
                                                              "enhanced" and "synthetic" convertible securities. In
                                                              selecting fund investments, the fund's Investment
                                                              Manager considers market, economic and political
                                                              conditions. In addition, the fund may invest in common
                                                              stocks directly, non-convertible preferred stock,
                                                              non-convertible fixed-income securities (including zero
                                                              coupon securities) and foreign securities (including
                                                              depositary receipts).

                    DEVELOPING GROWTH SECURITIES TRUST
                    ------------------------------------------------------------

                          Investment Objective                Long-term capital growth.
                                                              -------------------------------------------------------
                          Principal Investment Strategy       Normally invests at least 65% of its assets in common
                                                              stocks (including depositary receipts) and other equity
                                                              securities of companies that the fund's Investment
                                                              Manager believes have the potential to grow more
                                                              rapidly than the economy. The fund's other equity
                                                              securities may include convertible securities and
                                                              preferred stocks. The fund invests primarily in smaller
                                                              and medium-sized companies. The fund may also invest in
                                                              IPOs. In addition, the fund may invest in fixed-income
                                                              securities issued or guaranteed by the United States
                                                              government, its agencies or instrumentalities,
                                                              investment grade debt securities, and foreign
                                                              securities.

                                                                               3
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                    DIVIDEND GROWTH SECURITIES INC.
                    ------------------------------------------------------------

                          Investment Objective                Reasonable current income and long-term growth of
                                                              income and capital.
                                                              -------------------------------------------------------
                          Principal Investment Strategy       Normally invests at least 80% of its assets in common
                                                              stocks of companies with a record of paying dividends
                                                              and the potential for increasing dividends. The fund's
                                                              Investment Manager initially employs a quantitative
                                                              screening process in an attempt to identify a number of
                                                              common stocks which are undervalued and which have a
                                                              record of paying dividends. The Investment Manager then
                                                              applies qualitative analysis to determine which stocks
                                                              it believes have the potential to increase dividends
                                                              and, finally, to determine whether any of the stocks
                                                              should be added to or sold from the fund's portfolio.
                                                              In addition, the fund may invest in fixed-income,
                                                              convertible and foreign securities.

                    EQUITY FUND
                    ------------------------------------------------------------

                          Investment Objective                Total return.
                                                              -------------------------------------------------------
                          Principal Investment Strategy       Normally invests at least 80% of its assets in common
                                                              stock and other equity securities. The fund's
                                                              "Sub-Advisor," Morgan Stanley Investments LP, invests
                                                              the fund's assets by pursuing an investing strategy
                                                              that combines both value and growth styles. The fund's
                                                              stock and other equity securities may include foreign
                                                              securities (held directly or in the form of depositary
                                                              receipts). The Sub-Advisor's investment process is
                                                              designed to identify growing companies whose stock in
                                                              the Sub-Advisor's opinion is attractively valued and
                                                              has low but rising expectations, and to diversify
                                                              holdings across market sectors. Individual securities
                                                              are selected based on, among other things, quantitative
                                                              screens and fundamental research by in-house industry
                                                              analysts.

                    FINANCIAL SERVICES TRUST
                    ------------------------------------------------------------

                          Investment Objective                Long-term capital appreciation.
                                                              -------------------------------------------------------
                          Principal Investment Strategy       Normally invests at least 80% of its assets in a
                                                              diversified portfolio of common stocks and other equity
                                                              securities of companies engaged in financial services
                                                              and related industries. The fund's Investment Manager
                                                              seeks to identify companies which it believes show good
                                                              appreciation prospects and value. The fund's common
                                                              stock and other equity securities may include foreign
                                                              securities (held either directly or in the form of
                                                              depositary receipts). In addition, the fund may invest
                                                              in common stock and other equity securities of
                                                              companies not in the financial services or related
                                                              industries (including real estate investment trusts,
                                                              commonly known as "REITs"), and in fixed-income,
                                                              convertible and U.S. government securities.

 4
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                    GLOBAL ADVANTAGE FUND
                    ------------------------------------------------------------

                          Investment Objective                Long-term capital growth.
                                                              -------------------------------------------------------
                          Principal Investment Strategy       Normally invests at least 65% of its assets in equity
                                                              securities of companies located throughout the world
                                                              (including the U.S.). The fund's equity securities may
                                                              include common and preferred stock, depositary receipts
                                                              and/or convertible securities. The fund's Investment
                                                              Manager utilizes fundamental research to seek companies
                                                              that it believes have long-term growth potential and/or
                                                              relatively attractive valuations. The Investment
                                                              Manager typically seeks to construct a portfolio of
                                                              companies reflecting a mix of both "growth" and "value"
                                                              styles. The fund also may utilize forward foreign
                                                              currency exchange contracts.

                    GROWTH FUND
                    ------------------------------------------------------------

                          Investment Objective                Long-term growth of capital.
                                                              -------------------------------------------------------
                          Principal Investment Strategy       Normally invests at least 65% of its assets in common
                                                              stocks and convertible securities primarily of
                                                              companies having stock market values or capitalizations
                                                              of at least $1 billion. The fund's "Sub-Advisor,"
                                                              Morgan Stanley Investment Management Inc., invests the
                                                              fund's assets by pursuing an "equity growth"
                                                              philosophy. That strategy involves a process that seeks
                                                              to identify companies that are believed to exhibit
                                                              strong or accelerating earnings growth. The fund's
                                                              common stock and other equity securities may include
                                                              foreign securities (held either directly or in the form
                                                              of depositary receipts). In addition, the fund may
                                                              invest in foreign securities.

                    HEALTH SCIENCES TRUST
                    ------------------------------------------------------------

                          Investment Objective                Capital appreciation.
                                                              -------------------------------------------------------
                          Principal Investment Strategy       Normally invests at least 80% of its assets in common
                                                              stocks (including depositary receipts) of health
                                                              sciences companies that are located throughout the
                                                              world. In deciding which securities to buy, hold or
                                                              sell, the fund's Investment Manager invests in
                                                              companies based on its view of business, economic and
                                                              political conditions. The fund's common stock and other
                                                              equity securities may include foreign securities (held
                                                              either directly or in the form of depositary receipts).
                                                              In addition, the fund may invest in common stocks of
                                                              non-health sciences companies, preferred stock,
                                                              investment grade fixed-income securities and
                                                              convertible securities.

                                                                               5
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                    HIGH YIELD SECURITIES INC.
                    ------------------------------------------------------------

                          Investment Objectives               Primarily, to earn a high level of current income and,
                                                              secondarily, capital appreciation, but only to the
                                                              extent consistent with its primary objective.
                                                              -------------------------------------------------------
                          Principal Investment Strategy       Normally invests at least 80% of its assets in
                                                              fixed-income securities (including zero coupon
                                                              securities) rated lower than investment grade, commonly
                                                              known as "junk bonds," or in non-rated securities
                                                              considered by the fund's Investment Manager to be
                                                              appropriate investments for the fund (including
                                                              "Rule 144A" securities, which are subject to resale
                                                              restrictions). In deciding which securities to buy,
                                                              hold or sell, the Investment Manager considers an
                                                              issuer's creditworthiness, economic developments,
                                                              interest rate trends and other factors it deems
                                                              relevant. In addition, the fund may invest in
                                                              securities rated investment grade or higher (or, if not
                                                              rated, determined to be of comparable quality) when the
                                                              Investment Manager believes that such securities may
                                                              produce attractive yields. The fund also may invest in
                                                              common stocks, asset-backed securities, convertible
                                                              securities, warrants and foreign securities.

                    INCOME BUILDER FUND
                    ------------------------------------------------------------

                          Investment Objectives               Reasonable income and, secondarily, growth of capital.
                                                              -------------------------------------------------------
                          Principal Investment Strategy       Normally invests at least 80% of its assets in
                                                              income-producing equity and fixed-income securities,
                                                              with normally at least 65% of its assets in
                                                              income-producing equity securities, including common
                                                              stock, preferred stock, convertible securities and
                                                              REITs. The fund's Investment Manager uses a
                                                              value-oriented style in the selection of securities.
                                                              Investments are normally made primarily in common
                                                              stocks (including depositary receipts) of large
                                                              capitalization companies, preferred stock and
                                                              securities convertible into common stocks of small- and
                                                              mid-cap companies -- including synthetic and enhanced
                                                              convertibles. In addition, the fund may invest in
                                                              fixed-income securities (which may include U.S.
                                                              government securities, junk bonds and zero coupon
                                                              securities), Rule 144A securities and foreign
                                                              securities.

                    INFORMATION FUND
                    ------------------------------------------------------------

                          Investment Objective                Long-term capital appreciation.
                                                              -------------------------------------------------------
                          Principal Investment Strategy       Normally invests at least 80% of its assets in common
                                                              stocks and other equity securities of companies engaged
                                                              in the communications and information industry that are
                                                              located throughout the world. The fund may invest up to
                                                              50% of its net assets in the securities (including
                                                              depositary receipts) of foreign companies. In addition,
                                                              the fund may invest in convertible securities and
                                                              investment grade fixed-income securities.

 6
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                    INTERMEDIATE INCOME SECURITIES
                    ------------------------------------------------------------

                          Investment Objective                High current income consistent with safety of
                                                              principal.
                                                              -------------------------------------------------------
                          Principal Investment Strategy       Normally invests at least 80% of its assets in
                                                              intermediate term, investment grade fixed-income
                                                              securities, including mortgage-backed securities
                                                              (including collateralized mortgage obligations
                                                              ("CMOs")), asset-backed securities, corporate debt
                                                              securities, preferred stocks, U.S. government
                                                              securities, and U.S. dollar-denominated securities
                                                              issued by foreign governments or corporations. In
                                                              deciding which securities to buy, hold or sell, the
                                                              fund's Investment Manager considers domestic and
                                                              international economic developments, interest rate
                                                              trends and other factors relating to the issuers. The
                                                              fund will normally maintain an average weighted
                                                              maturity of between three to ten years. In addition,
                                                              the fund may invest in fixed-income securities rated
                                                              lower than investment grade.

                    LIMITED DURATION FUND
                    ------------------------------------------------------------

                          Investment Objective                High level of current income, consistent with the
                                                              preservation of capital.
                                                              -------------------------------------------------------
                          Principal Investment Strategy       Normally invests at least 65% of its assets in
                                                              securities issued or guaranteed as to principal and
                                                              interest by the U.S. Government, its agencies or
                                                              instrumentalities (including zero coupon securities),
                                                              investment grade mortgage-backed securities), including
                                                              CMOs, and investment grade corporate and other types of
                                                              bonds. In selecting fund investments, the Investment
                                                              Manager considers both domestic and international
                                                              economic developments, interest rate levels and other
                                                              factors and seeks to maintain an overall average
                                                              duration for the fund's portfolio of three years or
                                                              less. In addition, the fund may invest in foreign,
                                                              asset-backed and restricted securities, junk bonds and
                                                              may engage in futures transactions.

                    MARKET LEADER TRUST
                    ------------------------------------------------------------

                          Investment Objective                Long-term growth of capital.
                                                              -------------------------------------------------------
                          Principal Investment Strategy       Normally invests at least 65% of its assets in common
                                                              stocks and other equity securities, including preferred
                                                              stocks, debt or preferred stocks convertible into
                                                              common stocks and depositary receipts of companies that
                                                              the fund's Investment Manager believes are established
                                                              market leaders in growing industries. The fund also may
                                                              invest in foreign securities that are not listed in the
                                                              U.S. on a national securities exchange and in junk
                                                              bonds. The Investment Manager considers companies to be
                                                              "market leaders" if they are nationally-known and have
                                                              established a strong reputation for quality management,
                                                              products and services in the United States and/or
                                                              globally. In addition, the fund may invest in equity
                                                              and convertible securities of other companies,
                                                              corporate debt and U.S. government securities.

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                    NASDAQ-100 INDEX FUND
                    ------------------------------------------------------------

                          Investment Objective                To provide investment results that, before expenses,
                                                              correspond to the total return (i.e. the combination of
                                                              capital changes and income) of the Nasdaq-100
                                                              Index-Registered Trademark-.
                                                              -------------------------------------------------------
                          Principal Investment Strategy       Normally invests at least 80% of its assets in common
                                                              stocks and other equity securities (which may include
                                                              depositary receipts) of companies included in the
                                                              Nasdaq-100 Index. The Investment Manager "passively"
                                                              manages substantially all of the fund's assets by
                                                              investing in securities in approximately the same
                                                              proportion as they are represented in the Nasdaq-100.
                                                              In addition, the fund may invest in stock index futures
                                                              and shares of index funds.

                              The "Nasdaq-100-Registered Trademark-", "Nasdaq-100 Index-Registered Trademark-", and
                    "Nasdaq-Registered Trademark-" are trade or service marks of The Nasdaq Stock Market (together with its affiliates, "Nasdaq") and have been licensed for use by the fund. Nasdaq has not passed on the legality or suitability of the fund. The fund is not sponsored, endorsed, sold or promoted by Nasdaq. NASDAQ MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND DISCLAIMS ALL WARRANTIES INCLUDING
                    ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE FUND OR
                    THE INDEX, THEIR USE, THE RESULTS TO BE OBTAINED FROM THEIR USE, OR ANY DATA INCLUDED THEREIN.
                    NASDAQ SHALL HAVE NO LIABILITY FOR ANY DAMAGES, CLAIMS, LOSSES, OR EXPENSES WITH RESPECT TO THE
                    FUND/INDEX. NASDAQ SHALL HAVE NO LIABILITY FOR ANY LOST PROFITS OR SPECIAL, PUNITIVE, INCIDENTAL,
                    INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. FOR MORE
                    DETAILS, SEE THE DISCLAIMER IN THE STATEMENT OF ADDITIONAL INFORMATION.

                    NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
                    ------------------------------------------------------------

                          Investment Objective                Capital growth.
                                                              -------------------------------------------------------
                          Principal Investment Strategy       Normally invests at least 80% of its assets in common
                                                              stocks of domestic and foreign companies engaged in
                                                              natural resource and related businesses. The fund's
                                                              Investment Manager invests in companies that it
                                                              believes are responsive to domestic and world demand
                                                              for natural resources and that engage in the
                                                              development of natural resources. The fund's stock
                                                              investments may include foreign securities (held either
                                                              directly or in the form of depositary receipts). In
                                                              addition, the fund may invest in common stocks of
                                                              companies not in the natural resource areas and in
                                                              fixed-income securities.

                    NEXT GENERATION TRUST
                    ------------------------------------------------------------

                          Investment Objective                Long-term growth of capital.
                                                              -------------------------------------------------------
                          Principal Investment Strategy       Normally invests at least 65% of its assets in common
                                                              stocks of companies of any asset size which manufacture
                                                              products or provide services, or which develop or
                                                              assist in the development of products and services,
                                                              which, in the opinion of the Investment Manager, may be
                                                              used by, or appeal to, children, teenagers and/ or
                                                              young adults. In addition, up to 35% of the fund's net
                                                              assets may be invested in foreign securities, including
                                                              emerging market securities. The fund also may invest in
                                                              fixed-income securities.

                    REAL ESTATE FUND
                    ------------------------------------------------------------

                          Investment Objective                High current income and long-term capital appreciation
                                                              through investments primarily in companies in the real
                                                              estate industry.
                                                              -------------------------------------------------------
                          Principal Investment Strategy       Normally invests at least 80% of its assets in income
                                                              producing common stocks and other equity securities
                                                              (which may include convertible securities) of companies
                                                              that are principally engaged in the U.S. real estate
                                                              industry. Such companies may include REITs. In
                                                              addition, the fund may invest up to 20% of its assets
                                                              in foreign securities. The fund also may invest in
                                                              convertible junk bonds and in equity and fixed-income
                                                              securities of companies which are not principally
                                                              engaged in the real estate industry or which are not
                                                              income producing equity securities of companies
                                                              principally engaged in the U.S. real estate industry.

                    S&P 500 INDEX FUND
                    ------------------------------------------------------------

                          Investment Objective                To provide investment results that, before expenses,
                                                              correspond to the total return of the Standard &
                                                              Poor's-Registered Trademark- 500 Composite Stock Price
                                                              Index ("S&P 500 Index").
                                                              -------------------------------------------------------
                          Principal Investment Strategy       Normally invests at least 80% of its assets in common
                                                              stocks of companies included in the S&P 500 Index. The
                                                              Investment Manager "passively" manages the fund's
                                                              assets by investing in common stocks in approximately
                                                              the same proportion as they are represented in the
                                                              Index. In addition, the fund may invest in stock index
                                                              futures on the S&P 500 Index and Standard & Poor's
                                                              Depositary Receipts.

                    SPECIAL GROWTH FUND
                    (FORMERLY SMALL CAP GROWTH FUND)
                    ------------------------------------------------------------

                          Investment Objective                Capital appreciation.
                                                              -------------------------------------------------------
                          Principal Investment Strategy       Normally invests at least 65% of its assets in a
                                                              diversified portfolio of common stocks and other equity
                                                              securities of small companies with market
                                                              capitalizations, at the time of purchase, within the
                                                              capitalization range of securities comprising the
                                                              Russell 2000-Registered Trademark- Growth Index, which
                                                              capitalization range is approximately between $2
                                                              million and $1.4 billion as of October 31, 2002. The
                                                              fund's Investment Manager invests in companies that it
                                                              believes exhibit superior earnings growth potential and
                                                              attractive stock market valuations. The fund may invest
                                                              up to 35% of its net assets in convertible securities.
                                                              The fund's small-cap equity investments may include
                                                              foreign securities (held either directly or in the form
                                                              of depositary receipts). In addition, the fund also may
                                                              invest up to 35% of its assets in equity securities of
                                                              medium-sized or large companies. The fund also may
                                                              invest in options and futures.

                    SPECIAL VALUE FUND
                    ------------------------------------------------------------

                          Investment Objective                Long-term capital appreciation.
                                                              -------------------------------------------------------
                          Principal Investment Strategy       Normally invests at least 65% of its assets in common
                                                              stocks of small capitalization companies (generally
                                                              between $100 million and $1.5 billion) that the fund's
                                                              Investment Manager believes are undervalued relative to
                                                              the marketplace or similar companies. The fund may
                                                              invest in foreign securities (including depositary
                                                              receipts) that are listed in the U.S. on a national
                                                              securities exchange. In addition, the fund may invest
                                                              in common stocks of companies which have medium or
                                                              large market capitalizations, convertible and
                                                              non-convertible fixed-income and preferred equity
                                                              securities, and REITs.

                    TECHNOLOGY FUND
                    ------------------------------------------------------------

                          Investment Objective                Long-term capital appreciation.
                                                              -------------------------------------------------------
                          Principal Investment Strategy       The fund will normally invest at least 80% of its
                                                              assets in common stocks of companies of any asset size
                                                              engaged in technology and technology-related
                                                              industries. When selecting investments for the fund's
                                                              portfolio, the fund's "Sub-Advisor", Morgan Stanley
                                                              Investment Management Inc., researches technology
                                                              trends in order to identify particular sectors and
                                                              issuers it views to have strong growth prospects. The
                                                              Sub-Advisor first seeks to identify sectors that are
                                                              expected to benefit from anticipated shifts in
                                                              fundamental patterns in the technology and
                                                              technology-related industries. The Sub-Advisor then
                                                              looks to invest in issuers that are believed to be
                                                              leaders in their respective industries, with strong
                                                              management teams, reasonable valuations relative to
                                                              growth prospects and whose competitors face barriers to
                                                              market entry. The fund may invest up to 35% of its net
                                                              assets in foreign securities, including emerging market
                                                              securities. The remaining 20% may be invested in
                                                              fixed-income, convertible and preferred securities. The
                                                              fund also may utilize forward foreign currency exchange
                                                              contracts.

                    TOTAL MARKET INDEX FUND
                    ------------------------------------------------------------

                          Investment Objective                Investment results that, before expenses, correspond to
                                                              the total return of the U.S. stock market as measured
                                                              by the Wilshire 5000 Total Market Index.
                                                              -------------------------------------------------------
                          Principal Investment Strategy       The fund will normally invest at least 80% of its
                                                              assets in stocks included in the Wilshire 5000 Total
                                                              Market Index. Statistical sampling is used in an
                                                              attempt to recreate the Index in terms of industry,
                                                              size, dividend yield and other characteristics. In
                                                              addition, the fund may invest in options and futures
                                                              contracts and may make temporary investments in money
                                                              market instruments to manage cash flows into and out of
                                                              the fund.

                    TOTAL RETURN TRUST
                    ------------------------------------------------------------

                          Investment Objective                High total return from capital growth and income.
                                                              -------------------------------------------------------
                          Principal Investment Strategy       Normally invests at least 65% of its assets in common
                                                              stocks (including depositary receipts) and convertible
                                                              securities of domestic and foreign companies. In
                                                              selecting investments to buy, hold or sell, the fund's
                                                              Investment Manager typically uses a "top-down"
                                                              investment process that considers the overall economic
                                                              outlook, the development of industry/sector
                                                              preferences, and, lastly, specific stock selections.
                                                              Generally, at least 85% of the fund's net assets will
                                                              be invested in companies that have a market
                                                              capitalization of at least $1 billion, and the
                                                              Investment Manager anticipates that such companies may
                                                              pay dividends or interest income. Up to 35% of the
                                                              fund's assets may be invested in foreign securities
                                                              (including depositary receipts). In addition, the
                                                              fund's investments may include fixed-income securities.

                    21ST CENTURY TREND FUND
                    ------------------------------------------------------------

                          Investment Objective                Long-term capital appreciation.
                                                              -------------------------------------------------------
                          Principal Investment Strategy       Normally invests at least 65% of its assets in common
                                                              stocks of companies of any asset size that, in the
                                                              opinion of the fund's Investment Manager, are expected
                                                              to benefit from the development of a modern worldwide
                                                              economy which will be driven by changing economic,
                                                              demographic and social trends in the new millennium.
                                                              The fund's investments will include companies in a
                                                              broad range of enterprises which are expected to
                                                              experience growth that may be generated by contemporary
                                                              spending habits, the information age explosion,
                                                              technological advances and a sizeable aging population.
                                                              In seeking to identify companies which may be potential
                                                              beneficiaries of such trends, the Investment Manager
                                                              examines various worldwide changing social attitudes,
                                                              legislative actions, demographics and economic factors
                                                              to determine underlying movements that shape the
                                                              marketplace. The Investment Manager will utilize
                                                              fundamental research to focus on industries and
                                                              companies that, as a result of these trends, are
                                                              believed to demonstrate potential for above-average,
                                                              long-term growth in revenue and earnings. The fund's
                                                              investments may include foreign securities (held either
                                                              directly or in the form of depositary receipts),
                                                              including emerging market securities and options and
                                                              futures. In addition, the fund may invest in fixed-
                                                              income securities.

                    U.S. GOVERNMENT SECURITIES TRUST
                    ------------------------------------------------------------

                          Investment Objective                High current income consistent with safety of
                                                              principal.
                                                              -------------------------------------------------------
                          Principal Investment Strategy       Invests all of its assets in U.S. Government securities
                                                              (which may include mortgage-backed (including CMOs) or
                                                              zero coupon securities). In making investment
                                                              decisions, the fund's Investment Manager considers
                                                              economic developments, interest rate trends and other
                                                              factors. The fund is not limited as to the maturities
                                                              of the U.S. Government securities in which it may
                                                              invest.

                    UTILITIES FUND
                    ------------------------------------------------------------

                          Investment Objective                Capital appreciation and current income.
                                                              -------------------------------------------------------
                          Principal Investment Strategy       Normally invests at least 80% of its assets in common
                                                              stock, other equity (including depositary receipts) and
                                                              investment grade fixed-income securities (including
                                                              asset-backed and zero coupon securities) of companies
                                                              that are engaged in the utilities industry. The fund's
                                                              Investment Manager will shift the fund's assets between
                                                              different types of utilities and between equity and
                                                              fixed-income securities, based on prevailing market,
                                                              economic and financial conditions. Up to 25% of the
                                                              fund's investments may include foreign securities. The
                                                              fund also may invest in securities of companies not
                                                              engaged in the utilities industry. The fund may invest
                                                              in convertible securities, a portion of which may be
                                                              below investment grade.

                    VALUE FUND
                    ------------------------------------------------------------

                          Investment Objective                Total return.
                                                              -------------------------------------------------------
                          Principal Investment Strategy       Normally invests at least 65% of its assets in common
                                                              stock that the fund's "Sub-Advisor," Morgan Stanley
                                                              Investments LP, believes are undervalued relative to
                                                              the stock market in general based primarily on
                                                              price/earnings ratios, as well as price/book ratios and
                                                              various other value measures. The fund's stock
                                                              investments may include foreign securities held either
                                                              directly or in the form of depositary receipts. In
                                                              addition, the fund may invest in convertible and
                                                              fixed-income securities.

                    VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
                    ------------------------------------------------------------

                          Investment Objective                High level of total return on its assets through a
                                                              combination of capital appreciation and current income.
                                                              -------------------------------------------------------
                          Principal Investment Strategy       Invests in a diversified portfolio of common stocks
                                                              represented in the Standard &
                                                              Poor's-Registered Trademark- 500 Composite Stock Price
                                                              Index ("S&P 500"). The fund generally invests in each
                                                              stock included in the S&P 500 in approximately equal
                                                              proportions. In addition, the fund may purchase and
                                                              sell stock index futures to simulate investment in the
                                                              S&P 500.

                    In addition to the principal investment strategies of the Underlying Funds described above, the Portfolio may use the following investment strategies:

                    Defensive Investing. The Portfolio may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Portfolio may invest any amount of its assets in cash or money market instruments in a defensive posture when the Investment Manager believes it is advisable to do so. Although taking a defensive posture is designed to protect the Portfolio from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Portfolio takes a defensive position, it may not achieve its investment objective.

                    Portfolio Turnover. The Portfolio may engage in active and frequent trading of Underlying Funds to achieve its principal investment strategies. The Financial Highlights Table at the end of this PROSPECTUS shows the portfolio turnover rates during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Portfolio buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (over 100%) could result in an increase in taxable capital gains distributions to the Portfolio's shareholders. See the sections on "Distributions" and "Tax Consequences." A high turnover rate would not result in the Portfolio incurring higher sales charges/brokerage commissions because the Portfolio would be trading Class D shares of the Underlying Funds which are sold without any sales charges or brokerage commissions.

                    The percentage limitations relating to the composition of the Portfolio apply at the time the Portfolio acquires an investment. Subsequent percentage changes that result from market fluctuations will generally not require the Portfolio to sell any security. The Portfolio may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.

[ICON]              PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    There is no assurance that the Portfolio will achieve its investment objective. The Portfolio's share price and return will fluctuate with changes in the market value of the Portfolio's investments in Underlying Funds. When you sell
                    Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. In addition, the performance of the Portfolio may be adversely affected because in allocating
                    Portfolio assets among the Underlying Funds, the Investment
                    Manager may consider the impact of the allocation decision on the Underlying Funds.

                    Set forth below are the principal risks associated with investing in the Underlying Funds described above. For more information about the risks of investing in the Underlying Funds, please see their prospectuses, which are available free of charge by calling toll-free 1-866-MORGAN8.

                    Common Stocks. A principal risk of investing in certain Underlying Funds is associated with common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

                    Small and Medium Companies. Certain Underlying Funds may invest in stocks of small and medium-sized companies. Investing in securities of these companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies may have limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or a few key people. Additionally, the stocks of these companies may be more volatile and less liquid than the stocks of more established companies and may be subject to more abrupt and erratic price movements. These stocks may also have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

                    Foreign Securities. Certain Underlying Funds invest in foreign securities which involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Underlying Fund shares is quoted in U.S. dollars, Underlying Funds generally convert U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged.

                    Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Underlying Fund assets and any effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for an Underlying Fund to obtain or enforce a judgement against the issuers of the securities.

                    Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may occasion delays in settlements of an Underlying Fund's trades effected in those markets and could result in losses to the Underlying Fund due to subsequent declines in the value of the securities subject to the trades.

                    Depositary receipts involve substantially identical risks to those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

                    Fixed-Income Securities. Certain Underlying Funds invest in fixed-income securities (which may include zero coupon securities). All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.

                    Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. An Underlying Fund's fixed-income investments may include zero coupon securities, which are purchased at a discount and generally accrue interest, but make no payments until maturity. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.)

                    Convertible Securities. Certain Underlying Funds may invest in convertible securities, which are securities that generally pay dividends or interest and may be converted into common stock. These securities may carry risks associated with both fixed-income securities and common stocks. To the extent that a convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

                    With respect to certain Underlying Funds, there are no minimum rating or quality requirements as to their convertible securities investments and, thus, all or some of such securities may be rated below investment grade. These "junk bonds" have speculative risk characteristics which are described below.

                    There are also special risks associated with Convertible Securities Trust's and Income Builder Fund's investments in "enhanced" and "synthetic" convertible securities. These securities may be more volatile and less liquid than traditional convertible securities.

                    Lower Rated Fixed Income Securities (Junk Bonds). Certain Underlying Funds may invest in fixed-income securities rated lower than investment grade or, if not rated, determined to be of comparable quality (commonly known as "junk bonds"). Junk bonds are subject to greater risk of loss of income and principal than higher rated securities. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, an Underlying Fund may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. Many junk bonds are issued as Rule 144A securities. Rule 144A securities could have the effect of increasing the level of an Underlying Fund's illiquidity to the extent the Underlying Fund may be unable to find qualified institutional buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of an Underlying Fund's directors/trustees to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the Underlying Fund to sell certain securities. In addition, periods of economic uncertainty and change probably would result in an increased volatility of market prices of high yield securities and a corresponding volatility in an Underlying Fund's net asset value.

                    Mortgage-Backed Securities. Certain Underlying Funds may invest in mortgage-backed securities, which have different risk characteristics than traditional debt securities. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the principal on underlying mortgages may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that, as interest rates fall, securities with stated interest rates may have the principal prepaid earlier than expected, requiring the Underlying Fund to invest the proceeds at generally lower interest rates.

                    Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on underlying mortgage pools. Rates of prepayment, faster or slower than expected by the Investment Manager and/or Sub-Advisor, could reduce an Underlying Fund's yield, increase the volatility of the Underlying Fund and/or cause a decline in net asset value. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities.

                    Collateralized Mortgage Obligations. Collateralized mortgage obligations ("CMOs") are debt obligations issued in multiple classes that are collateralized by mortgage loans or mortgage pass through securities (collectively, "Mortgage Assets"). Payments of principal and interest on the Mortgage Assets and any reinvestment income are used to make payments on the CMOs. Each class of CMO has a fixed or floating rate and a stated maturity or final distribution date. The principal and interest on the Mortgage Assets comprising a CMO may be allocated among the several classes of a CMO in many ways. The general goal in allocating cash flows on Mortgage Assets to the various classes of a CMO is to create certain tranches on which the expected cash flows have a higher degree of predictability than do the underlying Mortgage Assets. As a general matter, the more predictable the cash flow is on a particular CMO tranche, the lower the anticipated yield on that tranche at the time of issue will be relative to the prevailing market yields on the Mortgage Assets. As part of the process of creating more predictable cash flows on certain tranches of a CMO, one or more tranches generally must be created that absorb most of the changes in the cash flows on the underlying Mortgage Assets. The yields on these tranches are generally higher than prevailing market yields on other mortgage-related securities with similar average lives. Principal prepayments on the underlying Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Because of the uncertainty of the cash flows on these tranches, the market prices and yields of these tranches are more volatile and may increase or decrease in value substantially with changes in interest rates and/or the rates of prepayment. Due to the possibility that prepayments (on home mortgages and other collateral) will alter the cash flow on CMOs, it is not possible to determine in advance the final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. In addition, if the collateral securing CMOs or any third party guarantees are insufficient to make payments, the Underlying Fund could sustain a loss.

                    Asset-Backed Securities. Asset-backed securities have risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates although other factors, such as changes in credit use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

                    Real Estate Investment Trusts ("REITs"). REITs pool investors' funds for investments primarily in commercial real estate properties. Like mutual funds, REITs have expenses, including advisory and administration fees that are paid by its shareholders. As a result, you will absorb duplicate levels of fees when the Underlying Fund invests in REITs. The performance of any Underlying Fund's REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REIT performance.

                    Shares of IPOs. An Underlying Fund's purchase of shares issued in IPOs exposes the Underlying Fund to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Investment Manager cannot guarantee continued access to IPOs.

                    U.S. Government Securities. The U.S. Government securities in which an Underlying Fund invests can be subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.

                    While the credit risk associated with U.S. Government securities generally is considered to be minimal, the interest rate risk can be substantial. The Underlying Fund is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the Underlying Fund's portfolio securities to fall substantially.

                    Maturity and Duration. Traditionally, a debt security's term-to-maturity has been used as an indicator for the sensitivity of the security's price to changes in interest rates (which is the interest rate risk or volatility of the security). However, term-to-maturity measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity.

                    Duration is a measure of the expected life of a fixed income security that was developed as a more precise measure of interest rate sensitivity than term-to-maturity. A portfolio with a lower average duration generally should experience less price volatility in response to changes in interest rates than a portfolio with a higher average duration. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration is one of the fundamental tools used by the Underlying Fund's Investment Manager in the selection of fixed income securities. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity.

                    Concentration Policy. Unlike most industry diversified mutual funds, certain Underlying Funds are subject to risks associated with concentrating their assets in a particular industry. These Underlying Funds' portfolios may decline in value due to developments specific to the industry in which the Underlying Funds concentrate their assets. As a result, these Underlying Funds may be more volatile than mutual funds that do not similarly concentrate their investments.

[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's Class B shares has varied from year to year over the past 4 calendar years.
[End Sidebar]

                    Other Risks. The performance of each Underlying Fund also will depend on whether the Investment Manager and/or Sub-Advisor is successful in pursuing the Underlying Fund's investment strategy. The Underlying Funds are also subject to other risks from their permissible investments, including the risks associated with investments in options and futures, and index funds. For more information about these risks, see the "Additional Risk Information" section.

                    In addition to the principal risks associated with the Underlying Funds, the Portfolio also will be subject to the following risks:

                    Non-Diversified Status. The Portfolio is a "non-diversified" mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal law. Compared with "diversified" funds, the Portfolio may invest a greater percentage of its assets in the securities of an individual issuer, in this case, any Underlying Fund. Thus, the Portfolio's assets may be concentrated in fewer securities than other funds. A decline in the value of those investments would cause the Portfolio's overall value to decline to a greater degree.

                    The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy.

                    Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

[ICON]              PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the Domestic Portfolio. The
                    Portfolio's past performance (before and after taxes) does not indicate how the Portfolio will perform in the future.

ANNUAL TOTAL RETURNS -- CALENDAR YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1998   11.21%
'99    19.70%
2000    2.22%
'01   -10.53%

THE BAR CHART REFLECTS THE PERFORMANCE OF CLASS B SHARES; THE PERFORMANCE OF THE OTHER CLASSES WILL DIFFER BECAUSE THE CLASSES HAVE DIFFERENT ONGOING FEES. THE PERFORMANCE INFORMATION IN THE BAR CHART DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES; IF THESE AMOUNTS WERE REFLECTED, THE RETURNS WOULD BE LESS THAN SHOWN. YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2002 WAS -31.33%.

                    During the periods shown in the bar chart, the highest return for a calendar quarter was 19.33% (quarter ended December 31, 2001) and the lowest return for a calendar quarter was -22.14% (quarter ended September 30, 2001).

[Sidebar]
AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's average annual total returns with those of a broad measure of market performance over time. The Portfolio's returns include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period (unless otherwise noted).
[End Sidebar]

 AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001)
 ------------------------------------------------------------------
                                                  LIFE OF PORTFOLIO
                                   PAST 1 YEAR    (SINCE 11/25/97)
 ------------------------------------------------------------------
  Class A                                -14.61%           4.74%
 ------------------------------------------------------------------
  Class C                                -11.41%           5.46%
 ------------------------------------------------------------------
  Class D                                 -9.64%           6.36%
 ------------------------------------------------------------------
  Class B - Returns Before
  Taxes                                  -15.00%           4.94%
 ------------------------------------------------------------------
  Class B - Returns After Taxes
  on Distributions(1)                    -15.05%           2.72%
 ------------------------------------------------------------------
  Class B - Returns After Taxes
  on Distributions and Sale of
  Fund Shares                             -9.13%           3.08%
 ------------------------------------------------------------------
  S&P 500 Index(2)                       -11.88%           6.10%
 ------------------------------------------------------------------

 1 THESE RETURNS DO NOT REFLECT ANY TAX CONSEQUENCES FROM A SALE OF YOUR SHARES AT THE END OF EACH PERIOD, BUT THEY DO REFLECT ANY APPLICABLE SALES CHARGES ON SUCH A SALE.
 2 THE STANDARD AND POOR'S -Registered Trademark- 500 INDEX (S&P 500) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFOMANCE OF 500 WIDELY-HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.

                    The above table shows after tax returns for the Portfolio's Class B shares. The after tax returns for the Portfolio's other Classes will vary from Class B shares' returns. After tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown, and after tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns may be higher than before tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

[Sidebar]
SHAREHOLDER FEES
These fees are paid directly from your investment.

ANNUAL PORTFOLIO
OPERATING EXPENSES

These expenses are deducted from the Portfolio's assets and are based on expenses paid for the fiscal year ended September 30, 2002.
[End Sidebar]

[ICON]              FEES AND EXPENSES
--------------------------------------------------------------------------------
                    The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Domestic
                    Portfolio. The Portfolio offers four Classes of shares:
                    Classes A, B, C and D. Each Class has a different combination of fees, expenses and other features, which should be considered in selecting a Class of shares. The
                    Portfolio does not charge account or exchange fees. See the "Share Class Arrangements" section for further fee and expense information.

                                                CLASS A     CLASS B     CLASS C     CLASS D
 -------------------------------------------------------------------------------------------
  SHAREHOLDER FEES
 -------------------------------------------------------------------------------------------
  Maximum sales charge (load) imposed on
  purchases (as a percentage of offering
  price)                                         5.25%(1)   None        None         None
 -------------------------------------------------------------------------------------------
  Maximum deferred sales charge (load) (as a
  percentage
  based on the lesser of the offering price or
  net asset value
  at redemption)                                None(2)      5.00%(3)    1.00%(4)    None
 -------------------------------------------------------------------------------------------
  ANNUAL PORTFOLIO OPERATING EXPENSES
 -------------------------------------------------------------------------------------------
  Management fee                                None        None        None         None
 -------------------------------------------------------------------------------------------
  Distribution and service (12b-1) fees         0.24%       1.00%       1.00%        0.00%
 -------------------------------------------------------------------------------------------
  Other expenses(5)                             0.39%       0.39%       0.39%        0.39%
 -------------------------------------------------------------------------------------------
  Total annual Portfolio operating expenses(5)  0.63%       1.39%       1.39%        0.39%
 -------------------------------------------------------------------------------------------

 1   REDUCED FOR PURCHASES OF $25,000 AND OVER.
 2 INVESTMENTS THAT ARE NOT SUBJECT TO ANY SALES CHARGE AT THE TIME OF PURCHASE ARE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE ("CDSC") OF 1.00% THAT WILL BE IMPOSED IF YOU SELL YOUR SHARES WITHIN ONE YEAR AFTER PURCHASE, EXCEPT FOR CERTAIN SPECIFIC CIRCUMSTANCES.
 3 THE CDSC IS SCALED DOWN TO 1.00% DURING THE SIXTH YEAR, REACHING ZERO THEREAFTER. SEE "SHARE CLASS ARRANGEMENTS" FOR A COMPLETE DISCUSSION OF THE CDSC.
 4   ONLY APPLICABLE IF YOU SELL YOUR SHARES WITHIN ONE YEAR AFTER PURCHASE.
 5 THE INVESTMENT MANAGER HAS AGREED TO ASSUME ALL OPERATING EXPENSES (EXCEPT FOR BROKERAGE AND 12b-1 FEES) FOR THE PORTFOLIO AND HAS AGREED TO EXTEND SUCH EXPENSE ASSUMPTION THROUGH DECEMBER 31, 2003. AS A RESULT OF SUCH ASSUMPTION OF OTHER EXPENSES, FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2002, THE ACTUAL "OTHER EXPENSES" AMOUNTED TO 0.00% FOR EACH CLASS OF THE PORTFOLIO AND "TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES" AMOUNTED TO 0.24%, 1.00%, 1.00% AND 0.00% FOR CLASS A, B, C AND D, RESPECTIVELY, OF THE PORTFOLIO.

                    Example
                    This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

                    The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions depending upon whether or not you sell your shares at the end of each period.

              IF YOU SOLD YOUR SHARES:                     IF YOU HELD YOUR SHARES:
 ---------------------------------------------------  ----------------------------------
                  1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
 ---------------------------------------------------  ----------------------------------
  Class A          $586    $716     $858     $1,270    $586    $716     $858     $1,270
 ---------------------------------------------------  ----------------------------------
  Class B          $642    $740     $961     $1,669    $142    $440     $761     $1,669
 ---------------------------------------------------  ----------------------------------
  Class C          $242    $440     $761     $1,669    $142    $440     $761     $1,669
 ---------------------------------------------------  ----------------------------------
  Class D          $ 40    $125     $219     $  493    $ 40    $125     $219     $  493
 ---------------------------------------------------  ----------------------------------

                    While Class B and Class C shares do not have any front-end sales charges, their higher ongoing annual expenses (due to higher 12b-1 fees) mean that over time you could end up paying more for these shares than if you were to pay front-end sales charges for Class A shares.

                    Underlying Fund Expenses
                    The Portfolio will not pay any sales load or 12b-1 fee in connection with its investments in shares of Underlying Funds. However, the Portfolio will indirectly bear its pro rata share of the expenses incurred by the Underlying Funds that are borne by Class D shareholders of the Underlying Funds. These expenses are set forth in the table below (as of each Underlying Fund's most recent fiscal year end).

                                                MANAGEMENT      OTHER        TOTAL
                                                   FEES        EXPENSES     EXPENSES
 -----------------------------------------------------------------------------------
  Aggressive Equity Fund                           0.75%         0.30%        1.05%
 -----------------------------------------------------------------------------------
  American Opportunities Fund                      0.46%         0.15%        0.61%
 -----------------------------------------------------------------------------------
  Biotechnology Fund                               1.00%(1)      0.36%(1)     1.36%
 -----------------------------------------------------------------------------------
  Capital Opportunities Trust                      0.74%         0.28%        1.02%
 -----------------------------------------------------------------------------------
  Convertible Securities Trust                     0.60%         0.24%        0.84%
 -----------------------------------------------------------------------------------
  Developing Growth Securities Trust               0.50%         0.30%        0.80%
 -----------------------------------------------------------------------------------
  Dividend Growth Securities                       0.39%         0.10%        0.49%
 -----------------------------------------------------------------------------------
  Equity Fund                                      0.85%         0.25%        1.10%
 -----------------------------------------------------------------------------------
  Financial Services Trust                         0.75%         0.18%        0.93%
 -----------------------------------------------------------------------------------
  Global Advantage Fund                            0.65%         0.28%        0.93%
 -----------------------------------------------------------------------------------
  Growth Fund                                      0.79%         0.15%        0.94%
 -----------------------------------------------------------------------------------
  Health Sciences Trust                            0.99%         0.21%        1.20%
 -----------------------------------------------------------------------------------
  High Yield Securities                            0.48%         0.33%        0.81%
 -----------------------------------------------------------------------------------
  Income Builder Fund                              0.75%         0.23%        0.98%
 -----------------------------------------------------------------------------------
  Information Fund                                 0.74%         0.36%        1.10%
 -----------------------------------------------------------------------------------
  Intermediate Income Securities                   0.60%         0.27%        0.87%
 -----------------------------------------------------------------------------------
  Limited Duration Fund                            0.70%(2)      0.22%(2)     0.92%(2)
 -----------------------------------------------------------------------------------
  Market Leader Trust                              0.75%         0.21%        0.96%
 -----------------------------------------------------------------------------------
  Nasdaq-100 Index Fund                            0.00%(3)      0.60%(3)     0.60%(3)
 -----------------------------------------------------------------------------------
  Natural Resource Development Securities          0.62%         0.24%        0.86%
 -----------------------------------------------------------------------------------
  Next Generation Trust                            0.75%         1.33%        2.08%(4)
 -----------------------------------------------------------------------------------
  Real Estate Fund                                 1.00%         0.36%        1.36%
 -----------------------------------------------------------------------------------
  S&P 500 Index Fund                               0.32%         0.18%        0.50%
 -----------------------------------------------------------------------------------
  Special Growth Fund                              1.00%         0.35%        1.35%
 -----------------------------------------------------------------------------------
  Special Value Fund                               0.74%         0.21%        0.95%
 -----------------------------------------------------------------------------------
  Technology Fund                                  1.00%         0.51%        1.51%
 -----------------------------------------------------------------------------------
  Total Market Index Fund                          0.25%         0.25%        0.50%
 -----------------------------------------------------------------------------------
  Total Return Trust                               0.75%         0.23%        0.98%
 -----------------------------------------------------------------------------------
  21st Century Trend Fund                          0.75%         0.42%        1.17%
 -----------------------------------------------------------------------------------
  U.S. Government Securities Trust                 0.44%         0.10%        0.54%
 -----------------------------------------------------------------------------------
  Utilities Fund                                   0.55%         0.11%        0.66%
 -----------------------------------------------------------------------------------
  Value Fund                                       1.00%         0.18%        1.18%
 -----------------------------------------------------------------------------------
  Value-Added Market Series -- Equity
  Portfolio                                        0.47%         0.13%        0.60%
 -----------------------------------------------------------------------------------

 (1) THE INVESTMENT MANAGER HAS AGREED TO ASSUME ALL OPERATING EXPENSES (EXCEPT FOR BROKERAGE AND 12b-1 FEES) AND TO WAIVE THE COMPENSATION PROVIDED IN ITS MANAGEMENT AGREEMENT UNTIL SUCH TIME AS THE FUND HAS $50 MILLION OF NET ASSETS OR UNTIL SIX MONTHS FROM THE COMMENCEMENT OF THE FUND'S OPERATIONS, WHICHEVER OCCURS FIRST. THE EXPENSES AND FEES DISCLOSED ABOVE DO NOT REFLECT THE ASSUMPTION OF ANY EXPENSES OR THE WAIVER OF ANY COMPENSATION BY THE INVESTMENT MANAGER. "OTHER EXPENSES" ARE ESTIMATED BASED ON EXPENSES ANTICIPATED FOR THE FIRST COMPLETE FISCAL YEAR OF THE FUND.
 (2) DURING THE FISCAL YEAR ENDED APRIL 30, 2002, THE INVESTMENT MANAGER WAIVED ITS COMPENSATION AND ASSUMED OPERATING EXPENSES (EXCEPT BROKERAGE FEES) WITHOUT LIMITATION TO THE EXTENT SUCH COMPENSATION AND EXPENSES EXCEEDED 0.80% OF THE FUND'S DAILY NET ASSETS ON AN ANNUALIZED BASIS. THE INVESTMENT MANAGER WILL CONTINUE TO ASSUME ALL OPERATING EXPENSES (EXCEPT BROKERAGE FEES) AND WAIVE ITS COMPENSATION TO THE EXTENT THEY EXCEED 0.80% OF THE FUND'S DAILY NET ASSETS, ON AN ANNUALIZED BASIS, UNTIL
     DECEMBER 31, 2002. FOR THE FISCAL YEAR ENDED APRIL 30, 2002, TAKING THE WAIVER OF EXPENSES INTO ACCOUNT, THE ACTUAL MANAGEMENT FEE WAS 0.58% OF THE FUND'S DAILY NET ASSETS AND THE ACTUAL OTHER EXPENSES WERE 0.22% OF THE FUND'S DAILY NET ASSETS.
 (3) THE EXPENSES AND FEES DISCLOSED ABOVE DO NOT REFLECT THAT THE INVESTMENT MANAGER HAS AGREED TO CONTINUE TO ASSUME ALL OPERATING EXPENSES (EXCEPT FOR BROKERAGE AND 12b-1 FEES) AND WAIVE THE COMPENSATION PROVIDED IN ITS INVESTMENT MANAGEMENT AGREEMENT UNTIL DECEMBER 31, 2003 OR UNTIL SUCH TIME AS THE FUND HAS $50 MILLION OF NET ASSETS, WHICHEVER OCCURS FIRST. THEREAFTER, THE INVESTMENT MANAGER HAS AGREED UNDER ITS INVESTMENT MANAGEMENT AGREEMENT WITH THE FUND TO CAP THE FUND'S OPERATING EXPENSES (EXCEPT FOR BROKERAGE AND 12b-1 FEES) BY ASSUMING THE FUND'S "OTHER EXPENSES" AND/OR WAIVING THE FUND'S MANAGEMENT FEES TO THE EXTENT SUCH OPERATING EXPENSES EXCEED 0.60% OF THE AVERAGE DAILY NET ASSETS OF THE FUND ON AN ANNUALIZED BASIS. THE FEES AND EXPENSES DISCLOSED ABOVE REFLECT THIS EXPENSE CAP.
 (4) EFFECTIVE MAY 1, 2002, THE INVESTMENT MANAGER HAS AGREED TO ASSUME ALL OPERATING EXPENSES (EXCEPT FOR BROKERAGE AND 12b-1 FEES) AND TO WAIVE THE COMPENSATION PROVIDED IN ITS MANAGEMENT AGREEMENT UNTIL SUCH TIME AS THE FUND HAS $50 MILLION IN NET ASSETS OR UNTIL APRIL 30, 2003, WHICHEVER OCCURS FIRST. THE EXPENSES AND FEES DISCLOSED ABOVE DO NOT REFLECT THE ASSUMPTION OF ANY EXPENSES OR THE WAIVER OF ANY COMPENSATION BY THE INVESTMENT MANAGER. TAKING THE WAIVER/ASSUMPTION OF EXPENSES INTO ACCOUNT, THE TOTAL OPERATING EXPENSES OF CLASS D WOULD HAVE BEEN 1.52%.

[ICON]              ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------
                    This section provides additional information relating to the principal risks of investing in the Underlying Funds described above.

                    Options and Futures. If an Underlying Fund invests in options and/or futures (including stock index futures or options on stock indexes or on stock index futures), its participation in these markets would subject the Underlying Fund's portfolio to certain risks. If the Investment Manager's and/or Sub-Advisor's predictions of movements in the direction of the stock, currency or interest rate markets are inaccurate, the adverse consequences to the Underlying Fund (e.g., a reduction in the Underlying Fund's net asset value or a reduction in the amount of income available for distribution) may leave the Underlying Fund in a worse position than if these strategies were not used. Other risks inherent in the use of options and futures include, for example, the possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities or indexes being hedged, and the possible absence of a liquid secondary market for any particular instrument. Certain options may be over-the-counter options, which are options negotiated with dealers; there is no secondary market for these investments.

                    Index Funds. S&P 500 Index Fund and Nasdaq-100 Index Fund may invest in exchange-traded index funds which have many of the same risks as direct investments in common stocks. If the Underlying Fund invests in index funds, it would, in addition to its own expenses, indirectly bear its ratable share of the index fund's expenses.

                    Forward Foreign Currency Exchange Contracts. Participation in forward foreign currency exchange contracts also involves risks. If the Investment Manager or Sub-Advisor of an Underlying Fund employs a strategy that does not correlate well with the Underlying Fund's investments or the currencies in which the investments are denominated, currency contracts could result in a loss. The contracts also may increase an Underlying Fund's volatility.

[Sidebar]
CAPITAL APPRECIATION
An investment objective having the goal of selecting securities with the potential to rise in price rather than pay out income.
[End Sidebar]
               The International Portfolio

[ICON]              INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The International Portfolio seeks long-term capital appreciation.

[ICON]              PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The International Portfolio normally invests at least 80% of its assets in shares of the Underlying Funds described below. These Underlying Funds are intended to give the Portfolio broad international exposure. At any time the Portfolio's "Investment Manager," Morgan Stanley Investment
                    Advisors Inc., may add or substitute Underlying Funds in which the Portfolio may invest. In deciding how to allocate the Portfolio's assets among the selected Underlying Funds, the Investment Manager considers its outlook for the various economies and financial markets worldwide, and the relative market valuations of the Underlying Funds. There are no minimum or maximum percentages in which the Portfolio must invest in any Underlying Fund.

                    THE UNDERLYING MORGAN STANLEY FUNDS

                    The following is a brief summary of the investment objectives and principal investment strategies of the Underlying Funds that the Investment Manager presently considers for investment. The Portfolio's Investment Manager also serves as the Investment Manager to each of the Underlying Funds. For a complete description of an Underlying Fund, please see its prospectus, which is available free of charge by calling toll free 1-866-MORGAN8.

                    EUROPEAN GROWTH FUND INC.
                    ------------------------------------------------------------

                          Investment Objective                Capital appreciation.
                                                              -------------------------------------------------------
                          Principal Investment Strategy       Normally invests at least 80% of its assets in
                                                              securities of issuers located in European countries.
                                                              The principal countries in which the fund invests are
                                                              France, the United Kingdom, Germany, the Netherlands,
                                                              Spain, Sweden, Switzerland and Italy. The fund invests
                                                              principally in common stocks and other equity
                                                              securities (which may include depositary receipts or
                                                              convertible securities), but may also invest without
                                                              limitation in fixed-income securities (including zero
                                                              coupon securities) issued or guaranteed by European
                                                              governments. The fund's Investment Manager and/or
                                                              "Sub-Advisor," Morgan Stanley Investment
                                                              Management Inc., generally invests fund assets in
                                                              companies they believe have a high rate of earnings
                                                              growth potential. In addition, the fund may invest in
                                                              equity, government and convertible securities issued by
                                                              non-European issuers, forward foreign currency exchange
                                                              contracts, options on currencies and stock index
                                                              futures (and options thereon).

                    INTERNATIONAL SMALLCAP FUND
                    ------------------------------------------------------------

                          Investment Objective                Long-term growth of capital.
                                                              -------------------------------------------------------
                          Principal Investment Strategy       Normally invests at least 80% of its assets in common
                                                              stocks and other equity securities (including
                                                              depositary receipts) of small capitalization companies
                                                              located outside the United States. The fund may invest
                                                              more than 25% of its assets in securities of companies
                                                              located in each of the United Kingdom and Japan. The
                                                              fund's "Sub-Advisor," Morgan Stanley Investment
                                                              Management Inc., utilizes an investment strategy that
                                                              primarily emphasizes stock research and selection, in
                                                              combination with quantitative analysis. The Sub-Advisor
                                                              seeks securities of companies with long-term growth
                                                              prospects, attractive valuation comparisons and
                                                              adequate market liquidity. In addition, the fund may
                                                              invest in equity securities of companies which have
                                                              medium or large market capitalizations, fixed-income
                                                              securities issued or guaranteed by foreign governments
                                                              and in forward foreign currency exchange contracts.

                    INTERNATIONAL VALUE EQUITY FUND
                    ------------------------------------------------------------

                          Investment Objective                Long-term capital appreciation.
                                                              -------------------------------------------------------
                          Principal Investment Strategy       Normally invests at least 80% of its assets in a
                                                              diversified portfolio of common stocks and other equity
                                                              securities, including depositary receipts and
                                                              securities convertible into common stock, of companies
                                                              located outside of the United States. These companies
                                                              may be of any asset size and may be located in
                                                              developed or emerging market countries. The Investment
                                                              Manager utilizes a bottom-up investment process that
                                                              seeks to identify companies whose equity appears to be
                                                              undervalued based on its analysis of price/cash flow,
                                                              price/book value and/or price/earnings ratios, as well
                                                              as other value-based quantitative criteria. The
                                                              remaining 20% of the Fund's assets may be invested in
                                                              equity securities of companies located in the United
                                                              States. The fund also may use forward foreign currency
                                                              exchange contracts.

                    JAPAN FUND
                    ------------------------------------------------------------

                          Investment Objective                Long-term capital appreciation.
                                                              -------------------------------------------------------
                          Principal Investment Strategy       Normally invests at least 80% of its assets in common
                                                              or preferred stocks (including depositary receipts) of
                                                              companies which are located in Japan. The fund's
                                                              "Sub-Advisor," Morgan Stanley Investment
                                                              Management Inc., generally invests fund assets in
                                                              companies it believes have earnings growth potential
                                                              and are attractively priced. The fund also may invest
                                                              in convertible securities and fixed-income securities
                                                              of companies located in Japan or guaranteed by the
                                                              Japanese government, and in equity or fixed-income
                                                              securities of companies located in, or governments of,
                                                              developed countries in Asia, Europe or North America
                                                              (including the U.S.). These securities may include
                                                              lower-rated securities. In addition, the fund may
                                                              invest in forward foreign currency exchange contracts
                                                              and options on foreign currencies.

                    LATIN AMERICAN GROWTH FUND
                    ------------------------------------------------------------

                          Investment Objective                Long-term capital appreciation.
                                                              -------------------------------------------------------
                          Principal Investment Strategy       Normally invests at least 80% of its assets in common
                                                              stocks and other equity securities (including
                                                              depositary receipts) of Latin American companies. In
                                                              determining which securities to buy, hold or sell, the
                                                              fund's Investment Manager selects securities based on
                                                              its view of their potential for capital appreciation.
                                                              The fund will normally invest in at least three Latin
                                                              American countries. In addition, the fund may invest in
                                                              Latin American convertible and debt securities
                                                              (including zero coupon securities and junk bonds) and
                                                              other investment companies. The fund also may utilize
                                                              forward foreign currency exchange contracts.

                    PACIFIC GROWTH FUND INC.
                    ------------------------------------------------------------

                          Investment Objective                Capital appreciation.
                                                              -------------------------------------------------------
                          Principal Investment Strategy       Normally invests at least 80% of its assets in common
                                                              stocks (including depositary receipts) and other
                                                              securities of companies which have a principal place of
                                                              business in, or which derive a majority of their
                                                              revenues from business in, Asia, Australia or New
                                                              Zealand. The principal Asian countries include: Japan,
                                                              Malaysia, Singapore, Hong Kong, Thailand, the
                                                              Philippines, India, Indonesia, Taiwan and South Korea.
                                                              The fund may invest more than 25% of its net assets in
                                                              each of Japan, Hong Kong, Malaysia, South Korea and/or
                                                              Taiwan. The fund's Investment Manager and its "Sub-
                                                              Advisor," Morgan Stanley Investment Management Inc.,
                                                              generally invest fund assets in companies they believe
                                                              have a high rate of earnings growth potential. In
                                                              addition, the fund may invest in fixed-income
                                                              securities (including zero coupon securities),
                                                              convertible securities, securities of other investment
                                                              companies, forward foreign currency exchange contracts,
                                                              and options on currencies.

                    In addition to the principal investment strategies of the Underlying Funds described above, the Portfolio may use the following investment strategies:

                    Defensive Investing. The Portfolio may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Portfolio may invest any amount of its assets in cash or money market instruments in a defensive posture when the Investment Manager believes it is advisable to do so. Although taking a defensive posture is designed to protect the Portfolio from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Portfolio takes a defensive position, it may not achieve its investment objective.

                    Portfolio Turnover. The Portfolio may engage in active and frequent trading of Underlying Funds to achieve its principal investment strategies. The Financial Highlights Table at the end of this Prospectus shows the portfolio turnover rates during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Portfolio buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (over 100%) could result in an increase in taxable capital gains distributions to the Portfolio's shareholders. See the sections on "Distributions" and "Tax Consequences." A high turnover rate would not result in the Portfolio incurring higher sales charges/brokerage commissions because the Portfolio would be trading Class D shares of the Underlying Funds which are sold without any sales charges or brokerage commissions.

                    The percentage limitations relating to the composition of the Portfolio apply at the time the Portfolio acquires an investment. Subsequent percentage changes that result from market fluctuations will generally not require the Portfolio to sell any security. The Portfolio may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.

[ICON]              PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    There is no assurance that the Portfolio will achieve its investment objective. The Portfolio's share price and return will fluctuate with changes in the market value of the Portfolio's investments in Underlying Funds. When you sell
                    Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. In addition, the performance of the Portfolio may be adversely affected because in allocating
                    Portfolio assets among the Underlying Funds the Investment
                    Manager may consider the impact of the allocation decision on the Underlying Funds.

                    Set forth below are the principal risks associated with investing in the Underlying Funds described above. For more information about the risks of investing in the Underlying Funds, please see their prospectuses, which are available free of charge by calling toll-free 1-866-MORGAN8.

                    Foreign Securities. A principal risk of investing in each of the Underlying Funds is associated with foreign stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

                    The Underlying Funds' investments in foreign securities involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Underlying Fund shares is quoted in U.S. dollars, the Underlying Funds generally convert U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged.

                    Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Underlying Fund assets and any effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for an Underlying Fund to obtain or enforce a judgment against the issuers of the securities.

                    Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may occasion delays in settlements of an Underlying Fund's trades effected in those markets and could result in losses to the Underlying Fund due to subsequent declines in the value of the securities subject to the trades.

                    Certain Underlying Funds may invest in foreign securities issued by companies located in developing or emerging countries. Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities issued by companies located in these countries tend to be especially volatile and may be less liquid than securities traded in developed countries. In the past, securities in these countries have offered greater potential for losses than securities of companies located in developed countries.

                    Depositary receipts involve substantially identical risks to those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them voting rights with respect to the deposited securities.

                    Small & Medium Capitalization Companies. Certain Underlying Funds may invest in stocks of small and medium-sized companies. Investing in securities of these companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than the stocks of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

                    Convertible Securities. Certain Underlying Funds may invest in convertible securities, which are securities that generally pay dividends or interest and may be converted into common stock. These securities may carry risks associated with both fixed-income securities and common stocks. To the extent that a convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

                    With respect to certain Underlying Funds, there are no minimum rating or quality requirements as to their convertible securities investments and, thus, all or some of such securities may be rated below investment grade. These "junk bonds" have speculative risk characteristics which are described below.

                    Latin American Securities. Latin American Growth Fund concentrates its investments in the common stocks and other equity securities (including depositary receipts) of Latin American companies. Consequently, the fund's share price may be more volatile than that of mutual funds not sharing this geographic concentration. Economic and political developments in Latin America may have profound effects upon the value of the fund's portfolio. In the event of expropriation, nationalization or other complications, the fund could lose its entire investment in any one country. In addition, individual Latin American countries may place restrictions on the ability of foreign entities such as the fund to invest in particular segments of the local economies.

                    The securities markets of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. The limited size of many Latin American securities markets and limited trading volume in issuers compared to volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of securities, especially in these markets.

                    In addition, many of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Any devaluations in the currencies in which the fund's portfolio securities are denominated may have a detrimental impact on the fund. There is also a risk that certain Latin American countries may restrict the free conversion of their currencies into other currencies. Further, certain Latin American currencies may not be internationally traded.

                    Most Latin American countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries.

                    Latin American securities are also subject to the more general risks associated with foreign securities which are discussed above.

                    Japanese Securities. Japan Fund concentrates its investments in common stocks (including depositary receipts) of Japanese companies. Consequently, the fund's share price and returns may be more volatile than that of mutual funds not sharing this geographic concentration. The value of the fund's shares may vary widely in response to political and economic factors affecting companies in Japan. Securities in Japan are denominated and quoted in yen. As a result, the value of the fund's Japanese securities, as measured in U.S. dollars, may be affected by fluctuations in the value of the Japanese yen relative to the U.S. dollar. Securities traded on Japanese stock exchanges have exhibited significant volatility in recent years. In addition, Japanese securities that are not traded on the first sections of the three main Japanese exchanges may be more volatile and less liquid than those traded on the first sections. The decline in the Japanese markets since 1989 has contributed to a weakness in the Japanese economy. Continued economic weakness could result in further declines in the Japanese securities markets. Japan's economy may be significantly affected by any strains in its trade relations, particularly with the U.S.

                    Japanese securities are also subject to the more general risks associated with foreign securities which are discussed above.

                    Pacific Basin Securities. Pacific Growth Fund concentrates its investments in common stocks (including depositary receipts) and other securities of companies located in Asia, Australia and New Zealand. Consequently, the fund's share price and returns may be more volatile than that of mutual funds not sharing this geographic concentration. Economic and political developments in the Pacific Basin region of the world may have profound effects upon the value of the fund's portfolio.

                    Other Risks. The performance of each Underlying Fund also will depend on whether the Investment Manager and/or Sub-Advisor is successful in applying the Underlying Fund's investment strategies. The Underlying Funds are also subject to other risks from their permissible investments, including the risks associated with investments in fixed-income securities, junk bonds, securities of other investment companies, options and futures, and forward foreign currency exchange contracts. For more information about these risks, see the "Additional Risk Information" section.

                    In addition to the principal risks associated with the Underlying Funds, the Portfolio also will be subject to the following risks:

                    Non-Diversified Status. The Portfolio is a "non-diversified" mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal law. Compared with "diversified" funds, the Portfolio may invest a greater percentage of its assets in the securities of an individual issuer, in this case any Underlying Fund. Thus, the Portfolio's assets may be concentrated in fewer securities than other funds. A decline in the value of those investments would cause the Portfolio's overall value to decline to a greater degree.

                    The performance of the Portfolio also will depend on whether the Investment Manager is successful in applying the Portfolio's investment strategies.

                    Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's Class B shares has varied from year to year over the past 4 calendar years.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's average annual total returns with those of a broad measure of market performance over time. The Portfolio's returns include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period (unless otherwise noted).
[End Sidebar]

[ICON]              PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the International Portfolio. The
                    Portfolio's past performance (before and after taxes) does not indicate how the Portfolio will perform in the future.

ANNUAL TOTAL RETURNS -- CALENDAR YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1998    7.92%
'99    40.18%
2000  -16.28%
'01   -19.93%

                    THE BAR CHART REFLECTS THE PERFORMANCE OF CLASS B SHARES; THE PERFORMANCE OF THE OTHER CLASSES WILL DIFFER BECAUSE THE CLASSES HAVE DIFFERENT ONGOING FEES. THE PERFORMANCE INFORMATION IN THE BAR CHART DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES; IF THESE AMOUNTS WERE REFLECTED, RETURNS WOULD BE LESS THAN SHOWN. YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2002 WAS -20.24%.
                    During the periods shown in the bar chart, the highest return for a calendar quarter was 18.64% (quarter ended December 31, 1999) and the lowest return for a calendar quarter was -16.16% (quarter ended September 30, 2001).

                               AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001)
                               ----------------------------------------------------------------------------
                                                                                          LIFE OF PORTFOLIO
                                                                           PAST 1 YEAR    (SINCE 11/25/97)
                               ----------------------------------------------------------------------------
                                Class A                                          -23.47%           -0.37%
                               ----------------------------------------------------------------------------
                                Class C                                          -20.81%            0.27%
                               ----------------------------------------------------------------------------
                                Class D                                          -19.19%            1.16%
                               ----------------------------------------------------------------------------
                                Class B -- Returns Before Taxes                  -23.92%           -0.25%
                               ----------------------------------------------------------------------------
                                Class B -- Returns After Taxes on
                                  Distributions(1)                               -24.02%           -1.08%
                               ----------------------------------------------------------------------------
                                Class B -- Returns After Taxes on
                                  Distributions and Sale of Fund Shares          -14.57%           -0.44%
                               ----------------------------------------------------------------------------
                                Morgan Stanley Capital International
                                (MSCI) EAFE Index(2)                             -21.44%            1.20%
                               ----------------------------------------------------------------------------

 1 THESE RETURNS DO NOT REFLECT ANY TAX CONSEQUENCES FROM A SALE OF YOUR SHARES AT THE END OF EACH PERIOD, BUT THEY DO REFLECT ANY APPLICABLE SALES CHARGES ON SUCH A SALE.
 2 THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX MEASURES THE PERFORMANCE FOR A DIVERSE RANGE OF GLOBAL STOCK MARKETS WITHIN EUROPE, AUSTRALASIA, AND THE FAR EAST. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.

                    The above table shows after tax returns for the Portfolio's Class B shares. The after tax returns for the Portfolio's other Classes will vary from Class B shares' returns. After tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown

[Sidebar]
SHAREHOLDER FEES
These fees are paid directly from your investment.

ANNUAL PORTFOLIO
OPERATING EXPENSES
These expenses are deducted from the Portfolio's assets and are based on expenses paid for the fiscal year ended September 30, 2002.
[End Sidebar]

                    and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown, and after tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns may be higher than before tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

[ICON]              FEES AND EXPENSES
--------------------------------------------------------------------------------
                    The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the International
                    Portfolio. The Portfolio offers four Classes of shares:
                    Classes A, B, C and D. Each Class has a different combination of fees, expenses and other features, which should be considered in selecting a Class of shares. The
                    Portfolio does not charge account or exchange fees. See the "Share Class Arrangements" section for further fee and expense information.

                                                                              CLASS A      CLASS B       CLASS C      CLASS D
                               ----------------------------------------------------------------------------------------------
                                SHAREHOLDER FEES
                               ----------------------------------------------------------------------------------------------
                                Maximum sales charge (load) imposed on
                                purchases (as a
                                percentage of offering price)                  5.25%(1)    None          None         None
                               ----------------------------------------------------------------------------------------------
                                Maximum deferred sales charge (load) (as a
                                percentage
                                based on the lesser of the offering price or
                                net asset value
                                at redemption)                                None(2)       5.00%(3)      1.00%(4)    None
                               ----------------------------------------------------------------------------------------------
                                ANNUAL PORTFOLIO OPERATING EXPENSES
                               ----------------------------------------------------------------------------------------------
                                Management fee                                None         None          None         None
                               ----------------------------------------------------------------------------------------------
                                Distribution and service (12b-1) fees         0.24%        1.00%         0.98%        0.00%
                               ----------------------------------------------------------------------------------------------
                                Other expenses(5)                             0.33%        0.33%         0.33%        0.33%
                               ----------------------------------------------------------------------------------------------
                                Total annual Portfolio operating expenses(5)  0.57%        1.33%         1.31%        0.33%
                               ----------------------------------------------------------------------------------------------

 1   REDUCED FOR PURCHASES OF $25,000 AND OVER.
 2 INVESTMENTS THAT ARE NOT SUBJECT TO ANY SALES CHARGE AT THE TIME OF PURCHASE ARE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE ("CDSC") OF 1.00% THAT WILL BE IMPOSED IF YOU SELL YOUR SHARES WITHIN ONE YEAR AFTER PURCHASE, EXCEPT FOR CERTAIN SPECIFIC CIRCUMSTANCES.
 3 THE CDSC IS SCALED DOWN TO 1.00% DURING THE SIXTH YEAR, REACHING ZERO THEREAFTER. SEE "SHARE CLASS ARRANGEMENTS" FOR A COMPLETE DISCUSSION OF THE CDSC.
 4   ONLY APPLICABLE IF YOU SELL YOUR SHARES WITHIN ONE YEAR AFTER PURCHASE.
 5 THE INVESTMENT MANAGER HAS AGREED TO ASSUME ALL OPERATING EXPENSES (EXCEPT FOR BROKERAGE AND 12b-1 FEES) FOR THE PORTFOLIO AND HAS AGREED TO EXTEND SUCH EXPENSE ASSUMPTION THROUGH DECEMBER 31, 2003. AS A RESULT OF SUCH ASSUMPTION OF OTHER EXPENSES, FOR THE FISCAL PERIOD ENDED SEPTEMBER 30, 2002, THE ACTUAL "OTHER EXPENSES" AMOUNTED TO 0.00% FOR EACH CLASS OF THE PORTFOLIO AND "TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES" AMOUNTED TO 0.24%, 1.00%, 0.98% AND 0.00% FOR CLASS A, B, C AND D, RESPECTIVELY, OF THE PORTFOLIO.

                    Example
                    This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

                    The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions depending upon whether or not you sell your shares at the end of each period.

              IF YOU SOLD YOUR SHARES:                     IF YOU HELD YOUR SHARES:
 ---------------------------------------------------  ----------------------------------
                  1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
 ---------------------------------------------------  ----------------------------------
  Class A          $580    $698     $827     $1,201    $580    $698     $827     $1,201
 ---------------------------------------------------  ----------------------------------
  Class B          $635    $721     $929     $1,601    $135    $421     $729     $1,601
 ---------------------------------------------------  ----------------------------------
  Class C          $233    $415     $718     $1,579    $133    $415     $718     $1,579
 ---------------------------------------------------  ----------------------------------
  Class D          $ 34    $106     $185     $  418    $ 34    $106     $185     $  418
 ---------------------------------------------------  ----------------------------------

                    While Class B and Class C shares do not have any front-end sales charges, their higher ongoing annual expenses (due to higher 12b-1 fees) mean that over time you could end up paying more for these shares than if you were to pay front-end sales charges for Class A shares.

                    Underlying Fund Expenses
                    The Portfolio will not pay any sales load or 12b-1 fee in connection with its investments in shares of Underlying Funds. However, the Portfolio will indirectly bear its pro rata share of the expenses incurred by the Underlying Funds that are borne by Class D shareholders of the Underlying Funds. These expenses are set forth in the table below (as of each Underlying Fund's most recent fiscal year end).

                                                                              MANAGEMENT      OTHER        TOTAL
                                                                                 FEES        EXPENSES     EXPENSES
                               -----------------------------------------------------------------------------------
                                European Growth Fund                             0.91%         0.19%        1.10%
                               -----------------------------------------------------------------------------------
                                International SmallCap Fund                      1.15%         1.01%        2.16%
                               -----------------------------------------------------------------------------------
                                International Value Equity Fund                  1.00%         0.45%        1.45%
                               -----------------------------------------------------------------------------------
                                Japan Fund                                       0.95%         0.62%        1.57%
                               -----------------------------------------------------------------------------------
                                Latin American Growth Fund                       1.25%         0.71%        1.96%
                               -----------------------------------------------------------------------------------
                                Pacific Growth Fund                              0.95%         0.60%        1.55%
                               -----------------------------------------------------------------------------------

[ICON]              ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------
                    This section provides additional information relating to the principal risks of investing in the Underlying Funds described above.

                    Fixed-Income Securities. Certain Underlying Funds invest in fixed-income securities (which may include zero coupon securities). All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.

                    Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay interest.)

                    Lower Rated Fixed Income Securities (Junk Bonds). Certain Underlying Funds may invest in fixed-income securities rated lower than investment grade or, if not rated, determined to be of comparable quality (commonly known as "junk bonds"). Junk bonds are subject to greater risk of loss of income and principal than higher rated securities. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, an Underlying Fund may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. The illiquidity of the market may also adversely affect the ability of an Underlying Fund's directors/trustees to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the Underlying Fund to sell certain securities. In addition, periods of economic uncertainty and change probably would result in an increased volatility of market prices of high yield securities and a corresponding volatility in an Underlying Fund's net asset value.

                    Latin American Sovereign Debt Securities. Latin American Growth Fund's investments in Latin American sovereign debt are subject to unique credit risks. Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. At times, certain Latin American countries have declared a moratorium on the payment of principal and/ or interest on external debt. The governmental entities that control the repayment also may not be willing or able to repay the principal and/or interest on the debt when it becomes due. Latin American governments may default on their sovereign debt, which may require holders of that debt to participate in debt rescheduling or additional lending to defaulting governments. There is no bankruptcy proceeding by which defaulted sovereign debt may be collected. These risks could have a severely negative impact on the fund's sovereign debt holdings and cause the value of the fund's shares to decline drastically.

                    Investment Companies. Any Underlying Fund investment in an investment company is subject to the underlying risk of that investment company's portfolio securities. For example, if the investment company held common stocks, the Underlying Fund also would be exposed to the risk of investing in common stocks. In addition to the Underlying Fund's fees and expenses, the Underlying Fund would bear its share of the investment company's fees and expenses.

                    Options and Futures. If an Underlying Fund invests in options and/or futures (including options on currencies), its participation in these markets would subject the Underlying Fund's portfolio to certain risks. The Investment Manager's and/or Sub-Advisor's predictions of movements in the direction of the stock, currency, interest rate or index markets may be inaccurate, and the adverse consequences to the Underlying Fund (e.g., a reduction in the Underlying Fund's net asset value or a reduction in the amount of income available for distribution) may leave the Underlying Fund in a worse position than if these strategies were not used. Other risks inherent in the use of options and futures include, for example, the possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities or currencies being hedged, and the possible absence of a liquid secondary

[Sidebar]
MORGAN STANLEY INVESTMENT ADVISORS INC.
The Investment Manager is widely recognized as a leader in the mutual fund industry and together with Morgan Stanley Services Company Inc., its wholly-owned subsidiary, had approximately $120 billion in assets under management as of October 31, 2002.
[End Sidebar]

                    market for any particular instrument. Certain options may be over-the-counter options, which are options negotiated with dealers; there is no secondary market for these investments.

                    Forward Foreign Currency Exchange Contracts. An Underlying Fund's participation in forward foreign currency exchange contracts involves risks. If the Investment Manager and/or Sub-Advisor employ a strategy that does not correlate well with the Underlying Fund's investments or the currencies in which the investments are denominated, currency contracts could result in a loss. The contracts also may increase the Underlying Fund's volatility and may involve a significant risk.

[ICON]              FUND MANAGEMENT
--------------------------------------------------------------------------------
                    Each Portfolio has retained the Investment Manager -- Morgan
                    Stanley Investment Advisors Inc. -- to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment
                    Manager is a wholly-owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its address is 1221 Avenue of the Americas, New
                    York, NY 10020.

                    The Investment Manager also serves as the Investment Manager to each of the Underlying Funds described above. In addition, with respect to certain Underlying Funds, the Investment Manager has retained a Sub-Advisor to invest Underlying Fund assets. Morgan Stanley Investment Management Inc. "Morgan Stanley Investment Management") serves as Sub-Advisor to the following Underlying Funds: Growth Fund, European Growth Fund, International SmallCap Fund, Japan Fund, Pacific Growth Fund, Real Estate Fund and Technology Fund. Morgan Stanley Investments LP ("Morgan Stanley Investments") serves as Sub-Advisor to Equity Fund and Value Fund.

                    Morgan Stanley Investment Management and Morgan Stanley Investments, together with their institutional investment management affiliates, manage more than $169 billion, as of October 31, 2002, primarily for employee benefit plans, investment companies, endowments, foundations, institutional investors and high net worth individuals. Morgan Stanley Investment Management also is a subsidiary of Morgan Stanley. Its main business office is located at 1221 Avenue of the Americas, New York, NY 10020. Morgan Stanley Investments is an indirect subsidiary of Morgan Stanley. Its main business office is located at One Tower Bridge, West Conshohocken, PA 19428.

                    Joseph McAlinden, Managing Director (since December 2000) and Chief Investment Officer (since April 1996) of the Investment Manager, has been the primary portfolio manager of the Domestic Portfolio and the International Portfolio since the Fund's inception in November 1997.

                    The Investment Manager does not receive a management fee from either Portfolio or the Fund for the services and facilities furnished to the Portfolio or the Fund. However, each Portfolio, through its investments in the Underlying Funds, will pay its pro rata share of the management fees and certain other expenses that are borne by Class D shareholders of the Underlying Funds. Each Underlying Fund pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Underlying Fund, and for expenses assumed by the Investment Manager. The management fees paid by each Underlying Fund for its most recent fiscal year are set forth in the "Fees and Expenses" section for each of the Domestic Portfolio and the International Portfolio.

[Sidebar]
CONTACTING A
FINANCIAL ADVISOR
If you are new to the Morgan Stanley Funds and would like to contact a Financial Advisor, call toll-free 1-866-MORGAN8 for the telephone number of the Morgan Stanley office nearest you. You may also access our office locator on our Internet site at:
www.morganstanley.com/funds
[End Sidebar]
               Shareholder Information

[ICON]              PRICING PORTFOLIO SHARES
--------------------------------------------------------------------------------
                    The price of each Portfolio's shares (excluding sales charges), called "net asset value," is based on the value of the Portfolio's securities. While the assets of each Class are invested in a single portfolio of securities, the net asset value of each Class will differ because the Classes have different ongoing distribution fees.

                    The net asset value per share of each Portfolio is determined once daily at 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.

                    The assets of each Portfolio consist primarily of the Underlying Funds, which are valued at their respective net asset values. The net asset value of each Underlying Fund's securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Investment Manager and/or Sub-Advisor determine that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Underlying Fund's Board of Directors/Trustees. In these cases, an Underlying Fund's net asset value will reflect certain portfolio securities' fair value rather than their market price. With respect to Underlying Funds holding securities that are primarily listed on foreign exchanges, the value of the Underlying Fund's securities may change on days when you will not be able to purchase or sell your shares. The Portfolio's other securities are valued in the same manner as the Underlying Funds' securities.

                    A Portfolio's short-term debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities' market value, these securities will be valued at their fair value.

[ICON]              HOW TO BUY SHARES
--------------------------------------------------------------------------------
                    You may open a new account to buy Portfolio shares or buy additional Portfolio shares for an existing account by contacting your Morgan Stanley Financial Advisor or other authorized financial representative. Your Financial Advisor will assist you, step-by-step, with the procedures to invest in the Portfolio. You may also purchase shares directly by calling the Fund's transfer agent and requesting an application.

                    Because every investor has different immediate financial needs and long-term investment goals, each Portfolio offers investors four Classes of shares: Classes A, B, C and D. Class D shares are only offered to a limited group of investors. Each Class of shares offers a distinct structure of sales charges, distribution and service fees, and other features that are designed to address a variety of needs. Your Financial Advisor or other authorized financial representative can help you decide which Class may be most appropriate for you. When purchasing Portfolio shares, you must specify which Class of shares you wish to purchase.

                    When you buy Portfolio shares, the shares are purchased at the next share price calculated (less any applicable front-end sales charge for Class A shares) after we receive your purchase order. Your payment is due on the third business day after you place your purchase order. The Fund, in its sole discretion, may waive the minimum initial and additional investment amounts in certain cases. We reserve the right to reject any order for the purchase of Portfolio shares.

[Sidebar]
EASYINVEST-SM-
A purchase plan that allows you to transfer money automatically from your checking or savings account or from a Money Market Fund on a semi-monthly, monthly or quarterly basis. Contact your Morgan Stanley Financial Advisor for further information about this service.
[End Sidebar]

 MINIMUM INVESTMENT AMOUNTS
 ----------------------------------------------------------------------------------------
                                                                      MINIMUM INVESTMENT
                                                                      -------------------
 INVESTMENT OPTIONS                                                   INITIAL  ADDITIONAL
 ----------------------------------------------------------------------------------------
  Regular Accounts                                                    $1,000     $100
 ----------------------------------------------------------------------------------------
  Individual Retirement
  Accounts:                                                           $1,000     $100
 ----------------------------------------------------------------------------------------
  Coverdell Education Savings
  Account                                                             $  500     $100
 ----------------------------------------------------------------------------------------
  EASYINVEST-SM-                                                      $  100*    $100*
  (Automatically from your checking or savings account or Money Market Fund)
 ----------------------------------------------------------------------------------------

 *   PROVIDED YOUR SCHEDULE OF INVESTMENTS TOTALS $1,000 IN TWELVE MONTHS.

                    There is no minimum investment amount if you purchase Portfolio shares through: (1) the Investment Manager's mutual fund asset allocation plan, (2) a program, approved by the Fund's distributor, in which you pay an asset-based fee for advisory, administrative and/or brokerage services,
                    (3) the following programs approved by the Fund's distributor: (i) qualified state tuition plans described in
                    Section 529 of the Internal Revenue Code and (ii) certain other investment programs that do not charge an asset-based fee, or (4) employer-sponsored employee benefit plan accounts.

                    Investment Options for Certain Institutional and Other Investors/Class D Shares. To be eligible to purchase
                    Class D shares, you must qualify under one of the investor categories specified in the "Share Class Arrangements" section of this PROSPECTUS.

                    Subsequent Investments Sent Directly to the Fund. In addition to buying additional Portfolio shares for an existing account by contacting your Morgan Stanley Financial Advisor, you may send a check directly to a Portfolio. To buy additional shares in this manner:

                    - Write a "letter of instruction" to the Fund specifying the name(s) on the account, the account number, the social security or tax identification number, the name of the Portfolio, the Class of shares you wish to purchase and the investment amount (which would include any applicable front-end sales charge). The letter must be signed by the account owner(s).

                    - Make out a check for the total amount payable to: Morgan
                      Stanley Fund of Funds -- Domestic Portfolio or Morgan Stanley Fund of Funds -- International Portfolio.

                    - Mail the letter and check to Morgan Stanley Trust at
                      P.O. Box 1040, Jersey City, NJ 07303.

[ICON]              HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
                    Permissible Fund Exchanges. You may exchange shares of any Class of a Portfolio for the same Class of any other continuously offered Multi-Class Fund, or for shares of a No-Load Fund, a Money Market Fund or Limited Duration U.S.
                    Treasury Trust, without the imposition of an exchange fee.
                    In addition, Class A shares of a Portfolio may be exchanged for shares of an FSC Fund (funds subject to a front-end sales charge). See the inside back cover of this PROSPECTUS for each Morgan Stanley Fund's designation as a Multi-Class Fund, No-Load Fund, Money Market Fund or an FSC
                    Fund. If a Morgan Stanley Fund is not listed, consult the inside back cover of that fund's prospectus for its designation.

                    Exchanges may be made after shares of the Fund acquired by purchase have been held for thirty days. There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment. The current prospectus for each fund describes its investment objective(s), policies and investment minimums, and should be read before investment. Since exchanges are available only into continuously offered Morgan Stanley Funds, exchanges are not available into any new Morgan Stanley Fund during its initial offering period, or when shares of a particular Morgan Stanley Fund are not being offered for purchase.

                    Exchange Procedures. You can process an exchange by contacting your Morgan Stanley Financial Advisor or other authorized financial representative. Otherwise, you must forward an exchange privilege authorization form to the Fund's transfer agent -- Morgan Stanley Trust -- and then write the transfer agent or call (800) 869-NEWS to place an exchange order. You can obtain an exchange privilege authorization form by contacting your Financial Advisor or other authorized financial representative or by calling
                    (800) 869-NEWS. If you hold share certificates, no exchanges may be processed until we have received all applicable share certificates.

                    An exchange to any Morgan Stanley Fund (except a Money Market Fund) is made on the basis of the next calculated net asset values of the funds involved after the exchange instructions are accepted. When exchanging into a Money Market Fund, a Portfolio's shares are sold at their next calculated net asset value and the Money Market Fund's shares are purchased at their net asset value on the following business day.

                    The Fund may terminate or revise the exchange privilege upon required notice. The check writing privilege is not available for Money Market Fund shares you acquire in an exchange.

                    Telephone Exchanges. For your protection when calling Morgan Stanley Trust, we will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number. Telephone instructions also may be recorded.

                    Telephone instructions will be accepted if received by the Fund's transfer agent between 9:00 a.m. and 4:00 p.m. Eastern time on any day the New York Stock Exchange is open for business. During periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the case with the Fund in the past.

                    Margin Accounts. If you have pledged your Portfolio shares in a margin account, contact your Morgan Stanley Financial Advisor or other authorized financial representative regarding restrictions on the exchange of such shares.

                    Tax Considerations of Exchanges. If you exchange shares of a Portfolio for shares of another Morgan Stanley Fund there are important tax considerations. For tax purposes, the exchange out of a Portfolio is considered a sale of Portfolio shares -- and the exchange into the other fund is considered a purchase. As a result, you may realize a capital gain or loss.

                    You should review the "Tax Consequences" section and consult your own tax professional about the tax consequences of an exchange.

                    Limitations on Exchanges. Certain patterns of past exchanges and/or purchase or sale transactions involving the Fund or other Morgan Stanley Funds may result in the Fund limiting or prohibiting, at its discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchase or sale transactions. You will be notified in advance of limitations on your exchange privileges.

                    CDSC Calculations on Exchanges. See the "Share
                    Class Arrangements" section of this PROSPECTUS for a discussion of how applicable contingent deferred sales charges (CDSCs) are calculated for shares of one Morgan Stanley Fund that are exchanged for shares of another.

                    For further information regarding exchange privileges, you should contact your Morgan Stanley Financial Advisor or call
                    (800) 869-NEWS.

[ICON]              HOW TO SELL SHARES
--------------------------------------------------------------------------------
                    You can sell some or all of your Portfolio shares at any time. If you sell Class A, Class B or Class C shares, your net sale proceeds are reduced by the amount of any applicable CDSC. Your shares will be sold at the next share price calculated after we receive your order to sell as described below.

                               OPTIONS             PROCEDURES
                               --------------------------------------------------------------------------------
                                CONTACT YOUR       To sell your shares, simply call your Morgan Stanley
                                FINANCIAL ADVISOR  Financial Advisor or other authorized financial representative.
                                                   ------------------------------------------------------------
                                [ICON]             Payment will be sent to the address to which the account is registered, or deposited in your brokerage account.
                               --------------------------------------------------------------------------------
                                BY LETTER          You can also sell your shares by writing a "letter of
                                                   instruction" that includes:
                                [ICON]             - your account number;
                                                   - the name of the Fund and Portfolio;
                                                   - the dollar amount or the number of shares you wish to
                                                     sell;
                                                   - the Class of shares you wish to sell; and
                                                   - the signature of each owner as it appears on the account.
                                                   ------------------------------------------------------------
                                                   If you are requesting payment to anyone other than the
                                                   registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or
                                                   pre-designated bank account, you will need a signature
                                                   guarantee. You can obtain a signature guarantee from an
                                                   eligible guarantor acceptable to Morgan Stanley Trust. (You should contact Morgan Stanley Trust at (800) 869-NEWS for a determination as to whether a particular institution is an eligible guarantor.) A notary public cannot provide a
                                                   signature guarantee. Additional documentation may be
                                                   required for shares held by a corporation, partnership,
                                                   trustee or executor.
                                                   ------------------------------------------------------------
                                                   Mail the letter to Morgan Stanley Trust at P.O. Box 983,
                                                   Jersey City, NJ 07303. If you hold share certificates, you must return the certificates, along with the letter and any required additional documentation.
                                                   ------------------------------------------------------------
                                                   A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                                                   instructions.
                               --------------------------------------------------------------------------------
                                SYSTEMATIC         If your investment in all of the Morgan Stanley Funds has a
                                WITHDRAWAL PLAN    total market value of at least $10,000, you may elect to
                                                   withdraw amounts of $25 or more, or in any whole percentage of a fund's balance (provided the amount is at least $25), on a monthly, quarterly, semi-annual or annual basis, from any fund with a balance of at least $1,000. Each time you
                                                   add a fund to the plan, you must meet the plan requirements.
                                                   ------------------------------------------------------------
                                                   Amounts withdrawn are subject to any applicable CDSC. A CDSC may be waived under certain circumstances. See the Class B waiver categories listed in the "Share Class Arrangements"
                                                   section of this PROSPECTUS.
                               --------------------------------------------------------------------------------

[Sidebar]
TARGETED DIVIDENDS-SM-
You may select to have your Portfolio distributions automatically invested in other Classes of Portfolio shares or Classes of another Morgan Stanley Fund that you own. Contact your Morgan Stanley Financial Advisor for further information about this service.
[End Sidebar]

                               OPTIONS             PROCEDURES
                               --------------------------------------------------------------------------------
                                SYSTEMATIC         To sign up for the Systematic Withdrawal Plan, contact your
                                WITHDRAWAL PLAN,   Morgan Stanley Financial Advisor or call (800) 869-NEWS. You
                                CONTINUED          may terminate or suspend your plan at any time. Please
                                                   remember that withdrawals from the plan are sales of shares, not Fund "distributions," and ultimately may exhaust your
                                                   account balance. The Fund may terminate or revise the plan at any time.
                               --------------------------------------------------------------------------------

                    Payment for Sold Shares. After we receive your complete instructions to sell, as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.

                    Payment may be postponed or the right to sell your shares suspended under unusual circumstances. If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.

                    Tax Considerations. Normally, your sale of Portfolio shares is subject to federal and state income tax. You should review the "Tax Consequences" section of this PROSPECTUS and consult your own tax professional about the tax consequences of a sale.

                    Reinstatement Privilege. If you sell Portfolio shares and have not previously exercised the reinstatement privilege, you may, within 35 days after the date of sale, invest any portion of the proceeds in the same Class of Portfolio shares at their net asset value and receive a pro rata credit for any CDSC paid in connection with the sale.

                    Involuntary Sales. The Fund reserves the right, on sixty days' notice, to sell the shares of any shareholder (other than shares held in an IRA or 403(b) Custodial Account) whose shares, due to sales by the shareholder, have a value below $100, or in the case of an account opened through EASYINVEST-SM-, if after 12 months the shareholder has invested less than $1,000 in the account.

                    However, before the Fund sells your shares in this manner, we will notify you and allow you sixty days to make an additional investment in an amount that will increase the value of your account to at least the required amount before the sale is processed. No CDSC will be imposed on any involuntary sale.

                    Margin Accounts. If you have pledged your Portfolio shares in a margin account, contact your Morgan Stanley Financial Advisor or other authorized financial representative regarding restrictions on the sale of such shares.

[ICON]              DISTRIBUTIONS
--------------------------------------------------------------------------------
                    Each Portfolio passes substantially all of its earnings from income and capital gains along to its investors as "distributions." Each Portfolio earns income from its Underlying Fund investments and interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as "income dividend distributions." Each
                    Portfolio realizes capital gains from its Underlying Fund investments and whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions."

                    Each Portfolio declares income dividends separately for each Class. Distributions paid on Class A and Class D shares will usually be higher than for Class B and Class C because distribution fees that Class B and Class C pay are higher. Normally, income dividends are distributed to shareholders annually. Capital gains, if any, are usually distributed in December. Each Portfolio, however, may retain and reinvest any long-term capital gains. Each Portfolio may at times make payments from sources other than income or capital gains that represent a return of a portion of your investment.

                    Distributions are reinvested automatically in additional shares of the same Class and automatically credited to your account, unless you request in writing that all distributions be paid in cash. If you elect the cash option, the Fund will mail a check to you no later than seven business days after the distribution is declared. However, if you purchase Portfolio shares through a Financial Advisor within three business days prior to the record date for the distribution, the distribution will automatically be paid to you in cash, even if you did not request to receive all distributions in cash. No interest will accrue on uncashed checks. If you wish to change how your distributions are paid, your request should be received by the Fund's transfer agent, Morgan Stanley Trust, at least five business days prior to the record date of the distributions.

[ICON]              TAX CONSEQUENCES
--------------------------------------------------------------------------------
                    As with any investment, you should consider how your Portfolio investment will be taxed. The tax information in this PROSPECTUS is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a Portfolio in the Fund.

                    Unless your investment in a Portfolio is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when:

                    - The Portfolio makes distributions; and

                    - You sell Portfolio shares, including an exchange to
                      another Morgan Stanley Fund.

                    Taxes on Distributions. Your distributions are normally subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Portfolio shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Portfolio.

                    Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

                    Taxes on Sales. Your sale of Portfolio shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Portfolio shares for shares of another Morgan Stanley Fund is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

                    When you open your Fund account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to a federal backup withholding tax (approximately 30% currently) on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

[ICON]              SHARE CLASS ARRANGEMENTS
--------------------------------------------------------------------------------
                    Each Portfolio offers several Classes of shares having different distribution arrangements designed to provide you with different purchase options according to your investment needs. Your Morgan Stanley Financial Advisor or other authorized financial representative can help you decide which Class may be appropriate for you.

                    The general public is offered three Classes: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and ongoing expenses. A fourth Class, Class D shares, is offered only to a limited category of investors. Shares that you acquire through reinvested distributions will not be subject to any front-end sales charge or CDSC -- contingent deferred sales charge.

                    Sales personnel may receive different compensation for selling each Class of shares. The sales charges applicable to each Class provide for the distribution financing of shares of that Class.

                    The chart below compares the sales charge and annual 12b-1 fee applicable to each Class of a Portfolio:

 CLASS  SALES CHARGE                                        MAXIMUM ANNUAL 12B-1 FEE
 -----------------------------------------------------------------------------------
  A     Maximum 5.25% initial sales charge reduced for
        purchase of $25,000 or more; shares sold without
        an initial sales charge are generally subject to a
        1.0% CDSC during the first year                               0.25%
 -----------------------------------------------------------------------------------
  B     Maximum 5.0% CDSC during the first year decreasing
        to 0% after six years                                         1.00%
 -----------------------------------------------------------------------------------
  C     1.0% CDSC during the first year                               1.00%
 -----------------------------------------------------------------------------------
  D     None                                                       None
 -----------------------------------------------------------------------------------

                    CLASS A SHARES Class A shares of each Portfolio are sold at net asset value plus an initial sales charge of up to 5.25%. The initial sales charge is reduced for purchases of $25,000 or more according to the schedule below. Investments of $1 million or more are not subject to an initial sales charge, but are generally subject to a contingent deferred sales charge, or CDSC, of 1.0% on sales made within one year after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares. Class A shares are also subject to a distribution (12b-1) fee of up to 0.25% of the average daily net assets of the Class. This fee is lower than the distribution fee paid by Class B or Class C.

                    The Fund will not accept a purchase order for Class A shares that qualifies for investment in Class D.

[Sidebar]
FRONT-END SALES CHARGE OR FSC
An initial sales charge you pay when purchasing Class A shares that is based on a percentage of the offering price. The percentage declines based upon the dollar value of Class A shares you purchase. We offer three ways to reduce your Class A sales charges -- the Combined Purchase Privilege, Right of Accumulation and Letter of Intent.
[End Sidebar]

                    The offering price of Class A shares includes a sales charge (expressed as a percentage of the offering price) on a single transaction as shown in the following table:

                                                                         FRONT-END SALES CHARGE
                                                              ---------------------------------------------
                                                                  PERCENTAGE OF      APPROXIMATE PERCENTAGE
                    AMOUNT OF SINGLE TRANSACTION              PUBLIC OFFERING PRICE  OF NET AMOUNT INVESTED
                    ---------------------------------------------------------------------------------------
                     Less than $25,000                                    5.25%                   5.54%
                    ---------------------------------------------------------------------------------------
                     $25,000 but less than $50,000                        4.75%                   4.99%
                    ---------------------------------------------------------------------------------------
                     $50,000 but less than $100,000                       4.00%                   4.17%
                    ---------------------------------------------------------------------------------------
                     $100,000 but less than $250,000                      3.00%                   3.09%
                    ---------------------------------------------------------------------------------------
                     $250,000 but less than $500,000                      2.50%                   2.56%
                    ---------------------------------------------------------------------------------------
                     $500,000 but less than $1 million                    2.00%                   2.04%
                    ---------------------------------------------------------------------------------------
                     $1 million and over                                  0.00%                   0.00%
                    ---------------------------------------------------------------------------------------

                    The reduced sales charge schedule is applicable to purchases of Class A shares in a single transaction by:
                    - A single account (including an individual, trust or
                      fiduciary account).
                    - Family member accounts (limited to husband, wife and
                      children under the age of 21).
                    - Pension, profit sharing or other employee benefit plans of companies and their affiliates.
                    - Tax-exempt organizations.
                    - Groups organized for a purpose other than to buy mutual
                      fund shares.

                    Combined Purchase Privilege. You also will have the benefit of reduced sales charges by combining purchases of Class A shares of a Portfolio in a single transaction with purchases of Class A shares of other Multi-Class Funds and shares of FSC Funds.

                    Right of Accumulation. You also may benefit from a reduction of sales charges if the cumulative net asset value of Class A shares of the Portfolio purchased in a single transaction, together with shares of other funds you currently own which were previously purchased at a price including a front-end sales charge (or Class A shares purchased at $1 million or more), and shares acquired through reinvestment of distributions, amounts to $25,000 or more. Also, if you have a cumulative net asset value of all your Class A and Class D shares equal to at least
                    $5 million (or $25 million for certain employee benefit plans), you are eligible to purchase Class D shares of any fund subject to the fund's minimum initial investment requirement.

                    You must notify your Morgan Stanley Financial Advisor or other authorized financial representative (or Morgan Stanley Trust if you purchase directly through a Portfolio), at the time a purchase order is placed, that the purchase qualifies for the reduced sales charge under the Right of Accumulation. Similar notification must be made in writing when an order is placed by mail. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of Morgan Stanley DW Inc. ("Morgan Stanley DW") or other authorized dealer of Fund shares or the Fund's transfer agent does not confirm your represented holdings.

                    Letter of Intent. The schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "Letter of Intent." A Letter of Intent provides for the purchase of Class A shares of a Portfolio or other Multi-Class Funds or shares of FSC Funds within a thirteen-month period. The initial purchase under a Letter of Intent must be at least 5% of the stated investment goal. To determine the applicable sales charge reduction, you may also include: (1) the cost of shares of other Morgan Stanley Funds which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the distributor receiving the Letter of Intent, and (2) the cost of shares of other funds you currently own acquired in exchange for shares of funds purchased during that period at a price including a front-end sales charge. You can obtain a Letter of Intent by contacting your Morgan Stanley Financial Advisor or other authorized financial representative or by calling
                    (800) 869-NEWS. If you do not achieve the stated investment goal within the thirteen-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment.

                    Other Sales Charge Waivers. In addition to investments of $1 million or more, your purchase of Class A shares is not subject to a front-end sales charge (or CDSC upon sale) if your account qualifies under one of the following categories:

                    - A trust for which Morgan Stanley Trust provides
                      discretionary trustee services.

                    - Persons participating in a fee-based investment program
                      (subject to all of its terms and conditions, including termination fees, and mandatory sale or transfer restrictions on termination) approved by the Fund's distributor pursuant to which they pay an asset-based fee for investment advisory, administrative and/or brokerage services.

                    - Qualified state tuition plans described in Section 529 of the Internal Revenue Code and donor-advised charitable gift funds (subject to all applicable terms and conditions) and certain other investment programs that do not charge an asset-based fee and have been approved by the Fund's distributor.

                    - Employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code, for which
                      (i) Morgan Stanley Trust serves as trustee, (ii) Morgan Stanley's Retirement Plan Services serves as recordkeeper under a written Recordkeeping Services Agreement or
                      (iii) an entity independent from Morgan Stanley serves as recordkeeper under an alliance or similar agreement with Morgan Stanley's Retirement Plan Services (together, "Morgan Stanley Eligible Plans"), provided that, in the case of (i) and (ii) above, any such plan has at least 200 eligible employees.

                    - A Morgan Stanley Eligible Plan whose Class B shares have converted to Class A shares, regardless of the plan's asset size or number of eligible employees.

                    - Insurance company separate accounts that have been
                      approved by the Fund's distributor.

                    - A client of a Morgan Stanley Financial Advisor who joined us from another investment firm within six months prior to the date of purchase of Portfolio shares, and who used the proceeds from the sale of shares of a proprietary mutual fund of that Financial Advisor's previous firm that imposed either a front-end or deferred sales charge to purchase Class A shares, provided that: (1) the client sold the shares not more than 60 days prior to the purchase of Portfolio shares, and (2) the sale proceeds were maintained in the interim in cash or a Money Market Fund.

                    - Current or retired Directors or Trustees of the Morgan
                      Stanley Funds, such persons' spouses and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

[Sidebar]
CONTINGENT DEFERRED SALES CHARGE OR CDSC
A fee you pay when you sell shares of certain Morgan Stanley Funds purchased without an initial sales charge. This fee declines the longer you hold your shares as set forth in the table.
[End Sidebar]
                    - Current or retired directors, officers and employees of
                      Morgan Stanley and any of its subsidiaries, such persons' spouses and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

                    CLASS B SHARES Class B shares of each Portfolio are offered at net asset value with no initial sales charge but are subject to a contingent deferred sales charge, or CDSC, as set forth in the table below. For the purpose of calculating the CDSC, shares are deemed to have been purchased on the last day of the month during which they were purchased.

 YEAR SINCE PURCHASE PAYMENT MADE          CDSC AS A PERCENTAGE OF AMOUNT REDEEMED
 ---------------------------------------------------------------------------------
  First                                                              5.0%
 ---------------------------------------------------------------------------------
  Second                                                             4.0%
 ---------------------------------------------------------------------------------
  Third                                                              3.0%
 ---------------------------------------------------------------------------------
  Fourth                                                             2.0%
 ---------------------------------------------------------------------------------
  Fifth                                                              2.0%
 ---------------------------------------------------------------------------------
  Sixth                                                              1.0%
 ---------------------------------------------------------------------------------
  Seventh and thereafter                                            None
 ---------------------------------------------------------------------------------

                    Each time you place an order to sell or exchange shares, shares with no CDSC will be sold or exchanged first, then shares with the lowest CDSC will be sold or exchanged next. For any shares subject to a CDSC, the CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being sold.

                    The Fund will generally not accept a purchase order for Class B shares in the amount of $100,000 or more.

                    CDSC Waivers. A CDSC, if otherwise applicable, will be waived in the case of:
                    - Sales of shares held at the time you die or become
                      disabled (within the definition in Section 72(m)(7) of the Internal Revenue Code which relates to the ability to engage in gainful employment), if the shares are:
                      (i) registered either in your name (not a trust) or in the names of you and your spouse as joint tenants with right of survivorship; or (ii) held in a qualified corporate or self-employed retirement plan, IRA or 403(b) Custodial Account, provided in either case that the sale is requested within one year of your death or initial determination of disability.
                    - Sales in connection with the following retirement plan
                      "distributions": (i) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age
                      59 1/2); (ii) distributions from an IRA or 403(b) Custodial Account following attainment of age
                      59 1/2; or (iii) a tax-free return of an excess IRA contribution (a "distribution" does not include a direct transfer of IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee).
                    - Sales of shares held for you as a participant in a Morgan
                      Stanley Eligible Plan.
                    - Sales of shares in connection with the Systematic
                      Withdrawal Plan of up to 12% annually of the value of each fund from which plan sales are made. The percentage is determined on the date you establish the Systematic Withdrawal Plan and based on the next calculated share price. You may have this CDSC waiver applied in amounts up to 1% per month, 3% per quarter, 6% semi-annually or 12% annually. Shares with no CDSC will be sold first, followed by those with the lowest CDSC. As such, the waiver benefit will be reduced by the amount of your shares that are not subject to a CDSC. If you suspend your participation in the plan, you may later resume plan payments without requiring a new determination of the account value for the 12% CDSC waiver.

                    - Sales of shares if you simultaneously invest the proceeds in the Investment Manager's mutual fund asset allocation program, pursuant to which investors pay an asset-based fee. Any shares you acquire in connection with the Investment Manager's mutual fund asset allocation program are subject to all of the terms and conditions of that program, including termination fees, and mandatory sale or transfer restrictions on termination.

                    All waivers will be granted only following the Fund's distributor receiving confirmation of your entitlement. If you believe you are eligible for a CDSC waiver, please contact your Financial Advisor or call (800) 869-NEWS.

                    Distribution Fee. Class B shares are subject to an annual distribution (12b-1) fee of 1.0% of the average daily net assets of Class B. This fee is higher than the annual distribution fee paid by Class A.

                    Conversion Feature. After ten (10) years, Class B shares will convert automatically to Class A shares of a Portfolio with no initial sales charge. The ten year period runs from the last day of the month in which the shares were purchased, or in the case of Class B shares acquired through an exchange, from the last day of the month in which the original Class B shares were purchased; the shares will convert to Class A shares based on their relative net asset values in the month following the ten year period. At the same time, an equal proportion of Class B shares acquired through automatically reinvested distributions will convert to Class A shares on the same basis. (Class B shares acquired in exchange for shares of another Morgan Stanley Fund originally purchased before May 1, 1997, however, will convert to Class A shares in May 2007.)

                    In the case of Class B shares held in a Morgan Stanley Eligible Plan, the plan is treated as a single investor and all Class B shares will convert to Class A shares on the conversion date of the Class B shares of a Morgan Stanley Fund purchased by that plan.

                    Currently, the Class B share conversion is not a taxable event; the conversion feature may be cancelled if it is deemed a taxable event in the future by the Internal Revenue Service.

                    If you exchange your Class B shares for shares of a Money Market Fund, a No-Load Fund, or Limited Duration U.S. Treasury Trust, the holding period for conversion is frozen as of the last day of the month of the exchange and resumes on the last day of the month you exchange back into Class B shares.

                    Exchanging Shares Subject to a CDSC. There are special considerations when you exchange Portfolio shares that are subject to a CDSC. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of a Fund that does NOT charge a CDSC WILL NOT BE COUNTED. Thus, in effect the "holding period" for purposes of calculating the CDSC is frozen upon exchanging into a fund that does not charge a CDSC.

                    For example, if you held Class B shares of a Portfolio for one year, exchanged to Class B of another Morgan Stanley Multi-Class Fund for another year, then sold your shares, a CDSC rate of 4% would be imposed on the shares based on a two year holding period -- one year for each fund. However, if you had exchanged the shares of the Portfolio for a Money Market Fund (which does not charge a CDSC) instead of the Multi-Class Fund, then sold your shares, a CDSC rate of 5% would be imposed on the shares based on a one year holding period. The one year in the Money Market Fund would not be counted. Nevertheless, if shares subject to a CDSC are exchanged for a fund that does not charge a CDSC, you will receive a credit when you sell the shares equal to the distribution (12b-1) fees, if any, you paid on those shares while in that fund up to the amount of any applicable CDSC.

                    In addition, shares that are exchanged into or from a Morgan Stanley Fund subject to a higher CDSC rate will be subject to the higher rate, even if the shares are re-exchanged into a fund with a lower CDSC rate.

                    CLASS C SHARES Class C shares of each Portfolio are sold at net asset value with no initial sales charge but are subject to a CDSC of 1.0% on sales made within one year after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares. The Fund wil not accept a purchase order for Class C shares in the amount of $1 million or more.

                    Distribution Fee. Class C shares are subject to an annual distribution (12b-1) fee of up to 1.0% of the average daily net assets of that Class. This fee is higher than the annual distribution fee paid by Class A. Unlike Class B shares, Class C shares have no conversion feature and, accordingly, an investor that purchases Class C shares may be subject to distribution (12b-1) fees applicable to Class C shares for an indefinite period.

                    CLASS D SHARES Class D shares of each Portfolio are offered without any sales charge on purchases or sales and without any distribution (12b-1) fee. Class D shares are offered only to investors meeting an initial investment minimum of $5 million ($25 million for Morgan Stanley Eligible Plans) and the following investor categories:

                    - Investors participating in the Investment Manager's mutual fund asset allocation program (subject to all of its terms and conditions, including termination fees, and mandatory sale or transfer restrictions on termination) pursuant to which they pay an asset-based fee.

                    - Persons participating in a fee-based investment program
                      (subject to all of its terms and conditions, including termination fees, and mandatory sale or transfer restrictions on termination) approved by the Fund's distributor pursuant to which they pay an asset-based fee for investment advisory, administrative and/or brokerage services. With respect to Class D shares held through the Morgan Stanley Choice Program, at such time as those Fund shares are no longer held through the program, the shares will be automatically converted into Class A shares (which are subject to higher expenses than Class D shares) based on the then current relative net asset values of the two Classes.

                    - Certain investment programs that do not charge an
                      asset-based fee and have been approved by the Fund's distributor.

                    - Employee benefit plans maintained by Morgan Stanley or any of its subsidiaries for the benefit of certain employees of Morgan Stanley and its subsidiaries.

                    - Certain unit investment trusts sponsored by Morgan Stanley
                      DW or its affiliates.

                    - Certain other open-end investment companies whose shares are distributed by the Fund's distributor.

                    - Investors who were shareholders of the Dean Witter
                      Retirement Series on September 11, 1998 for additional purchases for their former Dean Witter Retirement Series accounts.

                    A purchase order that meets the requirements for investment in Class D can be made only in Class D shares.

                    Class D shares are not offered for investments made through
                    Section 529 plans, donor-advised charitable gift funds and insurance company separate accounts that have been approved by the Fund's distributor (regardless of the size of the investment).

                    Meeting Class D Eligibility Minimums. To meet the
                    $5 million ($25 million for certain Morgan Stanley Eligible Plans) initial investment to qualify to purchase Class D shares you may combine: (1) purchases in a single transaction of Class D shares of a Portfolio and other Morgan Stanley Multi-Class Funds; and/or (2) previous purchases of Class A and Class D shares of Multi-Class Funds and shares of FSC Funds you currently own, along with shares of Morgan Stanley Funds you currently own that you acquired in exchange for those shares.

                    NO SALES CHARGES FOR REINVESTED CASH DISTRIBUTIONS If you receive a cash payment representing an income dividend or capital gain and you reinvest that amount in the applicable Class of shares by returning the check within 30 days of the payment date, the purchased shares would not be subject to an initial sales charge or CDSC.

                    PLAN OF DISTRIBUTION (RULE 12b-1 FEES) The Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940 with respect to the distribution of Class A, Class B and Class C shares of each Portfolio. (Class D shares are offered without any distribution fee.) The Plan allows each Portfolio to pay distribution fees for the sale and distribution of these shares. It also allows each Portfolio to pay for services to shareholders of Class A, Class B and Class C shares. Because these fees are paid out of each Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment in these Classes and may cost you more than paying other types of sales charges.

Morgan Stanley Fund of Funds -- Domestic
Financial Highlights

The financial highlights table is intended to help you understand the Domestic Portfolio's financial performance for the periods indicated. Certain information reflects financial results for a single Portfolio share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

 Class A
 ----------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED SEPTEMBER 30
                                                     ------------------------------------------------------
                                                      2002        2001        2000        1999       1998*
 ----------------------------------------------------------------------------------------------------------
  SELECTED PER SHARE DATA:
 ----------------------------------------------------------------------------------------------------------
  Net asset value beginning of period                $ 8.17      $12.37      $11.54      $ 9.72      $10.00
 ----------------------------------------------------------------------------------------------------------
  Income (loss) from investment operations:
    Net investment income (loss)++                     0.05        0.11        0.38        0.46        0.21
    Net realized and unrealized gain (loss)           (1.45)      (3.21)       1.83        1.93       (0.44)
                                                     ------      ------      ------      ------      ------
  Total from investment operations                    (1.40)      (3.10)       2.21        2.39       (0.23)
 ----------------------------------------------------------------------------------------------------------
  Dividends to shareholders                           (0.08)      (0.31)      (0.29)      (0.36)      (0.05)
  Distributions to shareholders                          --       (0.79)      (1.09)      (0.21)         --
                                                     ------      ------      ------      ------      ------
  Total dividends and distributions                   (0.08)      (1.10)      (1.38)      (0.57)      (0.05)
 ----------------------------------------------------------------------------------------------------------
  Net asset value end of period                      $ 6.69      $ 8.17      $12.37      $11.54      $ 9.72
 ----------------------------------------------------------------------------------------------------------
  TOTAL RETURN+                                      (17.44)%    (27.24)%     20.16%      25.00%      (2.33)%(1)
 ----------------------------------------------------------------------------------------------------------
  RATIOS TO AVERAGE NET ASSETS (AFTER EXPENSES WERE ASSUMED):(3)(4)
 ----------------------------------------------------------------------------------------------------------
  Expenses                                             0.24%       0.23%       0.24%       0.23%       0.22%(2)
 ----------------------------------------------------------------------------------------------------------
  Net investment income (loss)                         0.50%       0.91%       3.35%       3.92%       2.21%(2)
 ----------------------------------------------------------------------------------------------------------
  RATIOS TO AVERAGE NET ASSETS (BEFORE EXPENSES WERE ASSUMED):(3)(4)
 ----------------------------------------------------------------------------------------------------------
  Expenses                                             0.63%       0.57%       0.67%       0.67%       1.15%(2)
 ----------------------------------------------------------------------------------------------------------
  Net investment income (loss)                         0.11%       0.57%       2.92%       3.48%       1.28%(2)
 ----------------------------------------------------------------------------------------------------------
  SUPPLEMENTAL DATA:
 ----------------------------------------------------------------------------------------------------------
  Net assets end of period (000's)                     $846        $976      $1,493      $1,097      $1,359
 ----------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                               163%        177%        434%        295%        227%(1)
 ----------------------------------------------------------------------------------------------------------

 * FOR THE PERIOD NOVEMBER 25, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH SEPTEMBER 30, 1998.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) NOT ANNUALIZED.
 (2) ANNUALIZED.
 (3) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.
 (4) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

 Class B
 ---------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED SEPTEMBER 30
                                                     -----------------------------------------------------------
                                                      2002         2001         2000         1999         1998*
 ---------------------------------------------------------------------------------------------------------------

  SELECTED PER SHARE DATA:
 ---------------------------------------------------------------------------------------------------------------
  Net asset value beginning of period                 $ 8.09       $12.28       $11.46       $ 9.67       $10.00
 ---------------------------------------------------------------------------------------------------------------
  Income (loss) from investment operations:
    Net investment income (loss)++                     (0.02)        0.01         0.30         0.35         0.14
    Net realized and unrealized gain (loss)            (1.44)       (3.16)        1.81         1.94        (0.42)
                                                     -------      -------      -------      -------      -------
  Total from investment operations                     (1.46)       (3.15)        2.11         2.29        (0.28)
 ---------------------------------------------------------------------------------------------------------------
  Dividends to shareholders                            (0.01)       (0.25)       (0.20)       (0.29)       (0.05)
  Distributions to shareholders                           --        (0.79)       (1.09)       (0.21)          --
                                                     -------      -------      -------      -------      -------
  Total dividends and distributions                    (0.01)       (1.04)       (1.29)       (0.50)       (0.05)
 ---------------------------------------------------------------------------------------------------------------
  Net asset value end of period                       $ 6.62       $ 8.09       $12.28       $11.46       $ 9.67
 ---------------------------------------------------------------------------------------------------------------
  TOTAL RETURN+                                       (18.05)%     (27.79)%      19.29%       23.96%       (2.83)%(1)
 ---------------------------------------------------------------------------------------------------------------

  RATIOS TO AVERAGE NET ASSETS (AFTER EXPENSES WERE ASSUMED):(3)(4)
 ---------------------------------------------------------------------------------------------------------------
  Expenses                                              1.00%        1.00%        1.00%        1.00%        0.92%(2)
 ---------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                         (0.26)%       0.14%        2.59%        3.15%        1.51%(2)
 ---------------------------------------------------------------------------------------------------------------

  RATIOS TO AVERAGE NET ASSETS (BEFORE EXPENSES WERE ASSUMED):(3)(4)
 ---------------------------------------------------------------------------------------------------------------
  Expenses                                              1.39%        1.34%        1.43%        1.44%        1.90%(2)
 ---------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                         (0.65)%      (0.20)%       2.16%        2.71%        0.53%(2)
 ---------------------------------------------------------------------------------------------------------------

  SUPPLEMENTAL DATA:
 ---------------------------------------------------------------------------------------------------------------
  Net assets end of period (000's)                   $18,474      $26,364      $28,974      $26,007      $24,338
 ---------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                163%         177%         434%         295%         227%(1)
 ---------------------------------------------------------------------------------------------------------------

 * FOR THE PERIOD NOVEMBER 25, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH SEPTEMBER 30, 1998.

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

 (1) NOT ANNUALIZED.

 (2) ANNUALIZED.

 (3) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.

 (4) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

 Class C
 ----------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED SEPTEMBER 30
                                                     ------------------------------------------------------
                                                      2002        2001        2000        1999       1998*
 ----------------------------------------------------------------------------------------------------------

  SELECTED PER SHARE DATA:
 ----------------------------------------------------------------------------------------------------------
  Net asset value beginning of period                $ 8.08      $12.29      $11.52      $ 9.67      $10.00
 ----------------------------------------------------------------------------------------------------------
  Income (loss) from investment operations:
    Net investment income (loss)++                    (0.02)       0.01        0.31        0.40        0.13
    Net realized and unrealized gain (loss)           (1.42)      (3.17)       1.80        1.94       (0.41)
                                                     ------      ------      ------      ------      ------
  Total from investment operations                    (1.44)      (3.16)       2.11        2.34       (0.28)
 ----------------------------------------------------------------------------------------------------------
  Dividends to shareholders                           (0.01)      (0.26)      (0.25)      (0.28)      (0.05)
  Distributions to shareholders                          --       (0.79)      (1.09)      (0.21)         --
                                                     ------      ------      ------      ------      ------
  Total dividends and distributions                   (0.01)      (1.05)      (1.34)      (0.49)      (0.05)
 ----------------------------------------------------------------------------------------------------------
  Net asset value end of period                      $ 6.63      $ 8.08      $12.29      $11.52      $ 9.67
 ----------------------------------------------------------------------------------------------------------
  TOTAL RETURN+                                      (18.00)%    (27.79)%     19.23%      24.55%      (2.83)%(1)
 ----------------------------------------------------------------------------------------------------------

  RATIOS TO AVERAGE NET ASSETS (AFTER EXPENSES WERE ASSUMED):(3)(4)
 ----------------------------------------------------------------------------------------------------------
  Expenses                                             1.00%       1.00%       1.00%       0.54%       0.92%(2)
 ----------------------------------------------------------------------------------------------------------
  Net investment income (loss)                        (0.26)%      0.14%       2.59%       3.61%       1.51%(2)
 ----------------------------------------------------------------------------------------------------------

  RATIOS TO AVERAGE NET ASSETS (BEFORE EXPENSES WERE ASSUMED):(3)(4)
 ----------------------------------------------------------------------------------------------------------
  Expenses                                             1.39%       1.34%       1.43%       0.98%       1.90%(2)
 ----------------------------------------------------------------------------------------------------------
  Net investment income (loss)                        (0.65)%     (0.20)%      2.16%       3.17%       0.53%(2)
 ----------------------------------------------------------------------------------------------------------

  SUPPLEMENTAL DATA:
 ----------------------------------------------------------------------------------------------------------
  Net assets end of period (000's)                   $2,218      $2,643      $1,954      $1,364      $1,702
 ----------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                               163%        177%        434%        295%        227%(1)
 ----------------------------------------------------------------------------------------------------------

 * FOR THE PERIOD NOVEMBER 25, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH SEPTEMBER 30, 1998.

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

 (1) NOT ANNUALIZED.

 (2) ANNUALIZED.

 (3) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.

 (4) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

 Class D
 ----------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED SEPTEMBER 30
                                                     ------------------------------------------------------
                                                      2002        2001        2000        1999       1998*
 ----------------------------------------------------------------------------------------------------------

  SELECTED PER SHARE DATA:
 ----------------------------------------------------------------------------------------------------------
  Net asset value beginning of period                $ 8.19      $12.39      $11.56      $ 9.74      $10.00
 ----------------------------------------------------------------------------------------------------------
  Income (loss) from investment operations:
    Net investment income (loss)++                     0.07        0.13        0.48        0.46        0.22
    Net realized and unrealized gain (loss)           (1.45)      (3.21)       1.75        1.96       (0.43)
                                                     ------      ------      ------      ------      ------
  Total from investment operations                    (1.38)      (3.08)       2.23        2.42       (0.21)
 ----------------------------------------------------------------------------------------------------------
  Dividends to shareholders                           (0.10)      (0.33)      (0.31)      (0.39)      (0.05)
  Distributions to shareholders                          --       (0.79)      (1.09)      (0.21)         --
                                                     ------      ------      ------      ------      ------
  Total dividends and distributions                   (0.10)      (1.12)      (1.40)      (0.60)      (0.05)
 ----------------------------------------------------------------------------------------------------------
  Net asset value end of period                      $ 6.71      $ 8.19      $12.39      $11.56      $ 9.74
 ----------------------------------------------------------------------------------------------------------
  TOTAL RETURN+                                      (17.18)%    (27.07)%     20.39%      25.28%      (2.13)%(1)
 ----------------------------------------------------------------------------------------------------------

  RATIOS TO AVERAGE NET ASSETS (AFTER EXPENSES WERE ASSUMED):(3)(4)
 ----------------------------------------------------------------------------------------------------------
  Expenses                                               --          --          --          --          --
 ----------------------------------------------------------------------------------------------------------
  Net investment income (loss)                         0.74%       1.14%       3.59%       4.15%       2.43%(2)
 ----------------------------------------------------------------------------------------------------------

  RATIOS TO AVERAGE NET ASSETS (BEFORE EXPENSES WERE ASSUMED):(3)(4)
 ----------------------------------------------------------------------------------------------------------
  Expenses                                             0.39%       0.34%       0.43%       0.44%       0.90%(2)
 ----------------------------------------------------------------------------------------------------------
  Net investment income (loss)                         0.35%       0.80%       3.16%       3.71%       1.53%(2)
 ----------------------------------------------------------------------------------------------------------

  SUPPLEMENTAL DATA:
 ----------------------------------------------------------------------------------------------------------
  Net assets end of period (000's)                     $100         $93         $37         $15         $12
 ----------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                               163%        177%        434%        295%        227%(1)
 ----------------------------------------------------------------------------------------------------------

 * FOR THE PERIOD NOVEMBER 25, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH SEPTEMBER 30, 1998.

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

 (1) NOT ANNUALIZED.

 (2) ANNUALIZED.

 (3) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.

 (4) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

Morgan Stanley Fund of Funds -- International
Financial Highlights

The financial highlights table is intended to help you understand the International Portfolio's financial performance for the periods indicated. Certain information reflects financial results for a single Portfolio share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Class A
---------------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED SEPTEMBER 30
                                                       --------------------------------------------------------------------------
                                                          2002            2001            2000            1999           1998*
---------------------------------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value beginning of period                     $ 8.75          $12.59          $12.74          $ 9.08          $10.00
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
   Net investment income (loss)++                          0.08            0.09            0.03            0.10            0.05
   Net realized and unrealized gain (loss)                (1.24)          (3.74)           0.85            3.56           (0.88)
                                                         ------          ------          ------          ------          ------
 Total from investment operations                         (1.16)          (3.65)           0.88            3.66           (0.83)
---------------------------------------------------------------------------------------------------------------------------------
 Dividends to shareholders                                (0.11)          (0.07)          (0.04)             --           (0.09)
 Distributions to shareholders                               --           (0.12)          (0.99)             --              --
                                                         ------          ------          ------          ------          ------
 Total dividends and distributions                        (0.11)          (0.19)          (1.03)             --           (0.09)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value end of period                           $ 7.48          $ 8.75          $12.59          $12.74          $ 9.08
---------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN+                                           (13.46)%        (29.38)%          6.19%          40.31%          (8.36)%(1)
---------------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (AFTER EXPENSES WERE
ASSUMED):(3)(4)
---------------------------------------------------------------------------------------------------------------------------------
 Expenses                                                  0.24%           0.16%           0.24%           0.24%           0.25%(2)
---------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                              1.04%           0.93%           0.12%           0.91%           1.01%(2)
---------------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (BEFORE EXPENSES WERE
ASSUMED):(3)(4)
---------------------------------------------------------------------------------------------------------------------------------
 Expenses                                                  0.57%           0.42%           0.60%           1.34%           6.16%(2)
---------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                              0.71%           0.67%          (0.24)%         (0.19)%         (4.90)%(2)
---------------------------------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net assets end of period (000's)                        $1,843          $1,629          $3,366          $1,074            $596
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     22%             22%             85%            154%            135%(1)
---------------------------------------------------------------------------------------------------------------------------------

 * FOR THE PERIOD NOVEMBER 25, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH SEPTEMBER 30, 1998.

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

 (1) NOT ANNUALIZED.

 (2) ANNUALIZED.

 (3) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.

 (4) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

Class B
---------------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED SEPTEMBER 30
                                                       --------------------------------------------------------------------------
                                                          2002            2001            2000            1999           1998*
---------------------------------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value beginning of period                     $ 8.51          $12.34          $12.56          $ 9.03          $10.00
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
   Net investment income (loss)++                          0.03            0.01           (0.08)           0.02            0.03
   Net realized and unrealized gain (loss)                (1.22)          (3.67)           0.86            3.51           (0.91)
                                                        -------         -------         -------          ------          ------
 Total from investment operations                         (1.19)          (3.66)           0.78            3.53           (0.88)
---------------------------------------------------------------------------------------------------------------------------------
 Dividends to shareholders                                (0.03)          (0.05)          (0.01)             --           (0.09)
 Distributions to shareholders                               --           (0.12)          (0.99)             --              --
                                                        -------         -------         -------          ------          ------
 Total dividends and distributions                        (0.03)          (0.17)          (1.00)             --           (0.09)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value end of period                           $ 7.29          $ 8.51          $12.34          $12.56          $ 9.03
---------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN+                                           (14.07)%        (30.01)%          5.48%          39.09%          (8.87)%(1)
---------------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (AFTER EXPENSES WERE
ASSUMED):(3)(4)
---------------------------------------------------------------------------------------------------------------------------------
 Expenses                                                  1.00%           1.00%           1.00%           1.00%           0.94%(2)
---------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                              0.28%           0.09%          (0.64)%          0.15%           0.32%(2)
---------------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (BEFORE EXPENSES WERE
ASSUMED):(3)(4)
---------------------------------------------------------------------------------------------------------------------------------
 Expenses                                                  1.33%           1.26%           1.36%           2.10%           6.91%(2)
---------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                             (0.05)%         (0.17)%         (1.00)%         (0.95)%         (5.65)%(2)
---------------------------------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net assets end of period (000's)                       $21,423         $29,980         $43,697          $6,615          $3,241
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     22%             22%             85%            154%            135%(1)
---------------------------------------------------------------------------------------------------------------------------------

 * FOR THE PERIOD NOVEMBER 25, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH SEPTEMBER 30, 1998.

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

 (1) NOT ANNUALIZED.

 (2) ANNUALIZED.

 (3) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.

 (4) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

Class C
---------------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED SEPTEMBER 30
                                                       --------------------------------------------------------------------------
                                                          2002            2001            2000            1999           1998*
---------------------------------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value beginning of period                     $ 8.53          $12.37          $12.61          $ 9.03          $10.00
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
   Net investment income (loss)++                          0.03            0.02           (0.08)           0.07            0.04
   Net realized and unrealized gain (loss)                (1.23)          (3.69)           0.86            3.51           (0.92)
                                                         ------          ------          ------          ------          ------
 Total from investment operations                         (1.20)          (3.67)           0.78            3.58           (0.88)
---------------------------------------------------------------------------------------------------------------------------------
 Dividends to shareholders                                (0.01)          (0.05)          (0.03)             --           (0.09)
 Distributions to shareholders                               --           (0.12)          (0.99)             --              --
                                                         ------          ------          ------          ------          ------
 Total dividends and distributions                        (0.01)          (0.17)          (1.02)             --           (0.09)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value end of period                           $ 7.32          $ 8.53          $12.37          $12.61          $ 9.03
---------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN+                                           (14.07)%        (30.02)%          5.46%          39.65%          (8.87)%(1)
---------------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (AFTER EXPENSES WERE
ASSUMED):(3)(4)
---------------------------------------------------------------------------------------------------------------------------------
 Expenses                                                  0.98%           1.00%           1.00%           0.77%           0.92%(2)
---------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                              0.30%           0.09%          (0.64)%          0.38%           0.34%(2)
---------------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (BEFORE EXPENSES WERE
ASSUMED):(3)(4)
---------------------------------------------------------------------------------------------------------------------------------
 Expenses                                                  1.31%           1.26%           1.36%           1.87%           6.91%(2)
---------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                             (0.03)%         (0.17)%         (1.00)%         (0.72)%         (5.65)%(2)
---------------------------------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net assets end of period (000's)                        $1,826          $2,512          $4,246            $442            $105
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     22%             22%             85%            154%            135%(1)
---------------------------------------------------------------------------------------------------------------------------------

 * FOR THE PERIOD NOVEMBER 25, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH SEPTEMBER 30, 1998.

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

 (1) NOT ANNUALIZED.

 (2) ANNUALIZED.

 (3) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.

 (4) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

Class D
---------------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED SEPTEMBER 30
                                                       --------------------------------------------------------------------------
                                                          2002            2001            2000            1999           1998*
---------------------------------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value beginning of period                     $ 8.80          $12.66          $12.78          $ 9.09          $10.00
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
   Net investment income (loss)++                          0.11            0.12            0.04            0.23            0.14
   Net realized and unrealized gain (loss)                (1.25)          (3.78)           0.89            3.46           (0.96)
                                                        -------         -------         -------          ------          ------
 Total from investment operations                         (1.14)          (3.66)           0.93            3.69           (0.82)
---------------------------------------------------------------------------------------------------------------------------------
 Dividends to shareholders                                (0.13)          (0.08)          (0.06)             --           (0.09)
 Distributions to shareholders                               --           (0.12)          (0.99)             --              --
                                                        -------         -------         -------          ------          ------
 Total dividends and distributions                        (0.13)          (0.20)          (1.05)             --           (0.09)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value end of period                           $ 7.53          $ 8.80          $12.66          $12.78          $ 9.09
---------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN+                                           (13.20)%        (29.31)%          6.56%          40.59%          (8.26)%(1)
---------------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (AFTER EXPENSES WERE
ASSUMED):(3)(4)
---------------------------------------------------------------------------------------------------------------------------------
 Expenses                                                    --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                              1.28%           1.09%           0.36%           1.15%           1.26%(2)
---------------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (BEFORE EXPENSES WERE
ASSUMED):(3)(4)
---------------------------------------------------------------------------------------------------------------------------------
 Expenses                                                  0.33%           0.26%           0.36%           1.10%           5.91%(2)
---------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                              0.95%           0.83%           0.00%           0.05%          (4.65)%(2)
---------------------------------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net assets end of period (000's)                       $32,701         $37,188         $43,645            $564             $11
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     22%             22%             85%            154%            135%(1)
---------------------------------------------------------------------------------------------------------------------------------

 * FOR THE PERIOD NOVEMBER 25, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH SEPTEMBER 30, 1998.

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

 (1) NOT ANNUALIZED.

 (2) ANNUALIZED.

 (3) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.

 (4) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

Notes

                       ---------------------------------------------------------

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                       ---------------------------------------------------------

                       ---------------------------------------------------------

                       ---------------------------------------------------------

                       ---------------------------------------------------------

                       ---------------------------------------------------------

                       ---------------------------------------------------------

                       ---------------------------------------------------------

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                       ---------------------------------------------------------

                       ---------------------------------------------------------

                       ---------------------------------------------------------

                       ---------------------------------------------------------

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                       ---------------------------------------------------------

                       ---------------------------------------------------------

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 56

   Morgan Stanley Funds
------------------------------------------

- GLOBAL/INTERNATIONAL FUNDS
European Growth Fund
Fund of Funds - International Portfolio
Global Advantage Fund
Global Dividend Growth Securities
Global Utilities Fund
International Fund
International SmallCap Fund
International Value Equity Fund
Japan Fund
Latin American Growth Fund
Pacific Growth Fund

- GROWTH FUNDS
21st Century Trend Fund
Aggressive Equity Fund
All Star Growth Fund
American Opportunities Fund
Biotechnology Fund
Capital Opportunities Trust
Developing Growth Securities Trust
Financial Services Trust
Growth Fund
Health Sciences Trust
Information Fund
KLD Social Index Fund
Market Leader Trust
Mid-Cap Value Fund
Nasdaq-100 Index Fund
Natural Resource Development Securities
New Discoveries Fund
Next Generation Trust
Small-Mid Special Value Fund
Special Growth Fund
Special Value Fund
Tax-Managed Growth Fund
Technology Fund

- GROWTH + INCOME FUNDS
Balanced Growth Fund
Balanced Income Fund
Convertible Securities Trust
Dividend Growth Securities
Equity Fund
Fund of Funds - Domestic Portfolio
Income Builder Fund
Real Estate Fund
S&P 500 Index Fund
Strategist Fund
Total Market Index Fund
Total Return Trust
Utilities Fund
Value Fund
Value-Added Market Series - Equity Portfolio

- INCOME FUNDS
Diversified Income Trust
Federal Securities Trust
High Yield Securities
Intermediate Income Securities
Limited Duration Fund (NL)
Limited Duration U.S. Treasury Trust
Liquid Asset Fund (MM)
North American Government Income Trust
U.S. Government Money Market Trust (MM)
U.S. Government Securities Trust

- TAX-FREE INCOME FUNDS
California Tax-Free Daily Income Trust (MM)
California Tax-Free Income Fund
Hawaii Municipal Trust (FSC)
Limited Term Municipal Trust (NL)
Multi-State Municipal Series Trust (FSC)
New York Municipal Money Market Trust (MM)
New York Tax-Free Income Fund
Tax-Exempt Securities Trust
Tax-Free Daily Income Trust (MM)

--------------------------------------------------------------------------------
    THERE MAY BE FUNDS CREATED OR TERMINATED AFTER THIS PROSPECTUS WAS PUBLISHED. PLEASE CONSULT THE INSIDE BACK COVER OF A NEW FUND'S PROSPECTUS FOR ITS DESIGNATION, E.G., MULTI-CLASS FUND OR MONEY MARKET FUND.

    UNLESS OTHERWISE NOTED, EACH LISTED MORGAN STANLEY FUND, EXCEPT FOR NORTH AMERICAN GOVERNMENT INCOME TRUST AND LIMITED DURATION U.S. TREASURY TRUST, IS A MULTI-CLASS FUND. A MULTI-CLASS FUND IS A MUTUAL FUND OFFERING MULTIPLE CLASSES OF SHARES. THE OTHER TYPES OF FUNDS ARE: NL - NO-LOAD (MUTUAL) FUND; MM - MONEY MARKET FUND; FSC - A MUTUAL FUND SOLD WITH A FRONT-END SALES CHARGE AND A DISTRIBUTION (12b-1) FEE.

  Morgan Stanley Fund of Funds
 Domestic Portfolio and International Portfolio
--------------------------------------------------------------

-  TICKER SYMBOLS:
   DOMESTIC
PORTFOLIO  Class A: DOFAX   Class B: DOFBX   Class C: DOFCX   Class D: DOFDX
    INTERNATIONAL
PORTFOLIO  Class A: IOFAX   Class B: IOFBX   Class C: IOFCX   Class D: IOFDX

- ADDITIONAL INFORMATION ABOUT EACH PORTFOLIO'S INVESTMENTS is available in the Fund's ANNUAL and SEMI-ANNUAL REPORTS TO SHAREHOLDERS. In the Fund's ANNUAL REPORT, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year. The Fund's STATEMENT OF ADDITIONAL INFORMATION also provides additional information about each Portfolio and the Fund. The STATEMENT OF ADDITIONAL INFORMATION is incorporated herein by reference (legally is part of this PROSPECTUS). For a free copy of any of these documents, to request other information about the Fund, or to make shareholder inquiries, please call: (800) 869-NEWS

- YOU ALSO MAY OBTAIN INFORMATION ABOUT THE FUND BY CALLING your Morgan Stanley Financial Advisor or by visiting our Internet site at: www.morganstanley.com/funds

- INFORMATION ABOUT THE FUND (including the STATEMENT OF ADDITIONAL INFORMATION) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at
   (202) 942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site (www.sec.gov), and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

(THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS 811-8283)